                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-3614

                            Rochester Fund Municipals
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                      Date of fiscal year end: December 31

                      Date of reporting period: 03/31/2011

ITEM 1. SCHEDULE OF INVESTMENTS.

ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS MARCH 31, 2011 (UNAUDITED)

   PRINCIPAL
    AMOUNT                                                                              COUPON     MATURITY        VALUE
--------------                                                                        ----------  ----------  ---------------
MUNICIPAL BONDS AND NOTES--115.5%
NEW YORK--79.8%
$    1,035,000  Albany County, NY IDA (Albany College of Pharmacy)(1)                  5.375%     12/01/2024  $       982,557
     1,700,000  Albany County, NY IDA (Albany College of Pharmacy)(1)                  5.625      12/01/2034        1,523,234
       605,000  Albany County, NY IDA (Wildwood Programs)(1)                           4.900      07/01/2021          494,860
     1,420,000  Albany, NY Hsg. Authority (Lark Drive)(1)                              5.500      12/01/2028        1,422,741
       150,000  Albany, NY IDA (Albany Municipal Golf Course Clubhouse)(1)             7.500      05/01/2012          150,407
       760,000  Albany, NY IDA (Albany Rehabilitation)(1)                              8.375      06/01/2023          735,794
     3,125,000  Albany, NY IDA (Brighter Choice Charter School)(1)                     5.000      04/01/2027        2,539,469
     1,350,000  Albany, NY IDA (Brighter Choice Charter School)(1)                     5.000      04/01/2032        1,035,693
       900,000  Albany, NY IDA (Brighter Choice Charter School)(1)                     5.000      04/01/2037          662,877
     7,005,000  Albany, NY IDA (Charitable Leadership)                                 5.750      07/01/2026        4,484,881
       900,000  Albany, NY IDA (New Covenant Charter School)(2)                        7.000      05/01/2025          269,919
     1,080,000  Albany, NY IDA (Sage Colleges)(1)                                      5.250      04/01/2019          977,389
     1,760,000  Albany, NY IDA (Sage Colleges)(1)                                      5.300      04/01/2029        1,380,914
       895,000  Albany, NY Parking Authority(1)                                        5.625      07/15/2025          899,108
     1,770,000  Albany, NY Parking Authority                                           7.052(3)   11/01/2017        1,291,427
       650,000  Amherst, NY IDA (Asbury Pointe)(1)                                     5.800      02/01/2015          631,079
        45,000  Amherst, NY IDA (Asbury Pointe)(1)                                     6.000      02/01/2023           39,281
     3,000,000  Amherst, NY IDA (Asbury Pointe)(1)                                     6.000      02/01/2029        2,402,430
     5,350,000  Amherst, NY IDA (Beechwood Health Care Center)(1)                      5.200      01/01/2040        3,669,619
        25,000  Amherst, NY IDA (UBF Faculty-Student Hsg. Corp.)(1)                    5.250      08/01/2031           22,261
       875,000  Blauvelt, NY Volunteer Fire Company(1)                                 6.250      10/15/2017          836,369
     2,735,000  Brookhaven, NY IDA (Enecon Corp.)(1)                                   6.300      11/01/2033        2,228,150
     2,135,000  Brookhaven, NY IDA (Stony Brook Foundation)(1)                         6.500      11/01/2020        2,140,359
     3,700,000  Brooklyn, NY Local Devel. Corp. (Barclays Center Arena)(1)             6.375      07/15/2043        3,652,159
        95,000  Broome County, NY IDA (University Plaza)(1)                            5.000      08/01/2025           80,493
     3,030,000  Broome County, NY IDA (University Plaza)(1)                            5.000      08/01/2036        2,283,681
     1,000,000  Broome County, NY IDA (University Plaza)(1)                            5.100      08/01/2030          812,070
     1,250,000  Broome County, NY IDA (University Plaza)(1)                            5.100      08/01/2036          956,700
     3,000,000  Broome County, NY IDA (University Plaza)(1)                            5.200      08/01/2030        2,468,040
     4,450,000  Broome County, NY IDA (University Plaza)(1)                            5.200      08/01/2036        3,457,739
     3,000,000  Bushnell Basin, NY Fire Assoc. (Volunteer Fire Dept.)(1)               5.750      11/01/2030        2,580,510
       915,000  Canton, NY Human Services Initiatives(1)                               5.700      09/01/2024          868,893
     1,155,000  Canton, NY Human Services Initiatives(1)                               5.750      09/01/2032        1,028,678
     1,000,000  Canton, NY Resource Corp. Student Hsg. Facility (Grasse River-SUNY
                Canton)(1)                                                             5.000      05/01/2040          874,900
     1,000,000  Canton, NY Resource Corp. Student Hsg. Facility (Grasse River-SUNY
                Canton)(1)                                                             5.000      05/01/2045          861,280
     1,350,000  Cattaraugus County, NY IDA (St. Bonaventure University)(1)             5.450      09/15/2019        1,327,563


                         1 | Rochester Fund Municipals

ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS MARCH 31, 2011 (UNAUDITED)

   PRINCIPAL
    AMOUNT                                                                              COUPON     MATURITY        VALUE
--------------                                                                        ----------  ----------  ---------------
NEW YORK CONTINUED
$    9,775,000  Cayuga County, NY COP (Auburn Memorial Hospital)(1)                    6.000%     01/01/2021  $     9,738,344
        95,000  Chautauqua, NY Utility District(1)                                     5.000      06/01/2023           96,514
       105,000  Chautauqua, NY Utility District(1)                                     5.000      06/01/2025          105,753
       990,000  Chemung County, NY IDA (Hathorn Redevel. Company)(1)                   4.850      07/01/2023          944,401
     1,515,000  Chemung County, NY IDA (Hathorn Redevel. Company)(1)                   5.000      07/01/2033        1,353,168
     3,835,000  Chemung County, NY IDA (St. Joseph's Hospital)                         6.000      01/01/2013        3,140,136
     4,000,000  Chemung County, NY IDA (St. Joseph's Hospital)                         6.350      01/01/2013        3,275,280
     4,910,000  Chemung County, NY IDA (St. Joseph's Hospital)                         6.500      01/01/2019        3,888,229
       300,000  Clifton Springs, NY Hospital & Clinic(1)                               7.650      01/01/2012          300,042
     2,050,000  Clifton Springs, NY Hospital & Clinic(1)                               8.000      01/01/2020        2,050,287
        35,000  Cohoes, NY GO                                                          6.200      03/15/2012           35,138
        25,000  Cohoes, NY GO                                                          6.200      03/15/2013           25,090
        25,000  Cohoes, NY GO(1)                                                       6.250      03/15/2014           25,083
        25,000  Cohoes, NY GO(1)                                                       6.250      03/15/2015           25,076
        25,000  Cohoes, NY GO(1)                                                       6.250      03/15/2016           25,067
     1,100,000  Columbia County, NY IDA (Berkshire Farms)(1)                           7.500      12/30/2014        1,025,079
     3,300,000  Corinth, NY IDA (International Paper Company)(1)                       5.750      02/01/2022        3,315,576
     5,370,000  Cortland County, NY IDA (Cortland Memorial Hospital)(1)                5.250      07/01/2032        4,748,369
     2,200,000  Dutchess County, NY IDA (Elant Fishkill)(1)                            5.250      01/01/2037        1,521,388
       800,000  Dutchess County, NY IDA (St. Francis Hospital)(1)                      7.500      03/01/2029          754,944
     3,250,000  Dutchess County, NY Local Devel. Corp. (Anderson Center Services)(1)   6.000      10/01/2030        3,001,050
       650,000  Dutchess County, NY Local Devel. Corp. (Health Quest System)(1)        5.750      07/01/2040          622,479
     1,000,000  Dutchess County, NY Water & Wastewater Authority                       5.400(3)   06/01/2027          445,810
     3,105,000  East Rochester, NY Hsg. Authority (Episcopal Senior Hsg.)(1)           7.750      10/01/2032        2,845,484
     1,355,000  East Rochester, NY Hsg. Authority (Gates Senior Hsg.)(1)               6.125      04/20/2043        1,354,946
     2,280,000  East Rochester, NY Hsg. Authority (Jefferson Park Apartments)(1)       6.750      03/01/2030        2,077,445
     1,700,000  East Rochester, NY Hsg. Authority (Woodland Village)(1)                5.500      08/01/2033        1,327,938
     3,170,000  Elmira, NY Hsg. Authority (Eastgate Apartments)(1)                     6.250      06/01/2044        2,345,673
     1,665,000  Erie County, NY IDA (Air Cargo)(1)                                     8.500      10/01/2015        1,656,342
     7,000,000  Erie County, NY IDA (Charter School Applied Tech)(1)                   6.875      06/01/2035        6,571,040
     1,960,000  Erie County, NY IDA (DePaul Properties)(1)                             5.750      09/01/2028        1,330,899
     2,060,000  Erie County, NY IDA (DePaul Properties)(1)                             6.500      09/01/2018        1,733,078
     1,750,000  Erie County, NY IDA (Global Concepts Charter School)(1)                6.250      10/01/2037        1,487,448
    11,310,000  Erie County, NY IDA (Medaille College)(1)                              7.625      04/01/2035       11,549,320
     9,900,000  Erie County, NY IDA (Orchard Park CCRC)                                6.000      11/15/2026        8,089,785


                         2 | Rochester Fund Municipals

ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS MARCH 31, 2011 (UNAUDITED)

   PRINCIPAL
    AMOUNT                                                                              COUPON     MATURITY        VALUE
--------------                                                                        ----------  ----------  ---------------
NEW YORK CONTINUED
$    6,860,000  Erie County, NY IDA (Orchard Park CCRC)                                6.000%     11/15/2036  $     5,091,904
     1,415,000  Erie County, NY IDA (The Episcopal Church Home)(1)                     6.000      02/01/2028        1,303,710
    25,290,000  Erie County, NY Tobacco Asset Securitization Corp.(1)                  5.000      06/01/2038       17,732,084
    72,595,000  Erie County, NY Tobacco Asset Securitization Corp.(1)                  5.000      06/01/2045       49,058,249
    93,000,000  Erie County, NY Tobacco Asset Securitization Corp.                     6.140(3)   06/01/2047        2,304,540
   135,450,000  Erie County, NY Tobacco Asset Securitization Corp.                     6.488(3)   06/01/2050        2,050,713
   194,300,000  Erie County, NY Tobacco Asset Securitization Corp.                     7.196(3)   06/01/2055        1,404,789
 1,024,000,000  Erie County, NY Tobacco Asset Securitization Corp.                     7.650(3)   06/01/2060        4,229,120
     1,410,000  Essex County, NY IDA (International Paper Company)(1)                  4.600      03/01/2027        1,217,140
     2,300,000  Essex County, NY IDA (International Paper Company)(1)                  6.450      11/15/2023        2,310,143
     1,500,000  Essex County, NY IDA (International Paper Company)(1)                  6.625      09/01/2032        1,547,220
       975,000  Essex County, NY IDA (North Country Community College Foundation)(1)   5.000      06/01/2020        1,000,730
       320,000  Essex County, NY IDA (North Country Community College Foundation)(1)   5.000      06/01/2020          328,445
       410,000  Essex County, NY IDA (North Country Community College Foundation)(1)   5.200      06/01/2025          412,563
     1,235,000  Essex County, NY IDA (North Country Community College Foundation)(1)   5.200      06/01/2025        1,242,719
     1,100,000  Essex County, NY IDA (North Country Community College Foundation)(1)   5.300      06/01/2035        1,008,876
     1,850,000  Essex County, NY IDA Solid Waste Disposal (International Paper
                Company)(1)                                                            5.500      08/15/2022        1,780,292
     1,625,000  Essex County, NY IDA Solid Waste Disposal (International Paper
                Company)(1)                                                            5.500      10/01/2026        1,553,208
     5,680,000  Franklin County, NY IDA (Adirondack Medical Center)(1)                 5.500      12/01/2029        5,375,325
       900,000  Franklin County, NY IDA (North Country Community College
                Foundation)(1)                                                         5.200      06/01/2025          905,625
     1,075,000  Green Island, NY Power Authority(1)                                    5.125      12/15/2024        1,030,269
     2,210,000  Green Island, NY Power Authority(1)                                    6.000      12/15/2020        2,246,222
     1,695,000  Green Island, NY Power Authority(1)                                    6.000      12/15/2025        1,703,526
       105,000  Hempstead, NY IDA (Dentaco Corp.)(1)                                   7.250      11/01/2012          103,537
     1,270,000  Hempstead, NY IDA (Dentaco Corp.)(1)                                   8.250      11/01/2025        1,207,453
     7,930,000  Hempstead, NY IDA (Franklin Hospital Medical Center)(1)                6.375      11/01/2018        7,754,271
     7,660,000  Hempstead, NY IDA (Franklin Hospital Medical Center)(1)                7.750      11/01/2021        7,803,855
    25,260,000  Hempstead, NY IDA (Lynbrook Facilities)(1)                             6.500      11/01/2042       17,880,291
     3,665,000  Hempstead, NY IDA (Peninsula Counseling Center)(1)                     6.500      11/01/2038        3,026,044
     5,680,000  Hempstead, NY IDA (South Shore YJCC)(1)                                6.750      11/01/2024        4,885,482
       840,000  Herkimer County, NY IDA (Folts Adult Home)(1)                          5.500      03/20/2040          849,500
     1,000,000  Herkimer County, NY IDA (Herkimer County College Foundation)(1)        6.250      08/01/2034          959,660


                         3 | Rochester Fund Municipals

ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS MARCH 31, 2011 (UNAUDITED)

   PRINCIPAL
    AMOUNT                                                                              COUPON     MATURITY        VALUE
--------------                                                                        ----------  ----------  ---------------
NEW YORK CONTINUED
$    1,285,000  Herkimer County, NY IDA (Herkimer County College Foundation)(1)        6.400%     11/01/2020  $     1,298,505
     2,000,000  Herkimer County, NY IDA (Herkimer County College Foundation)(1)        6.500      11/01/2030        2,000,160
    67,340,000  Hudson Yards, NY Infrastructure Corp.(1)                               5.000      02/15/2047       55,257,857
   337,580,000  Hudson Yards, NY Infrastructure Corp.(1)                               5.000      02/15/2047      277,011,396
       135,000  Huntington, NY Hsg. Authority (GJSR)(1)                                5.875      05/01/2019          130,383
       840,000  Huntington, NY Hsg. Authority (GJSR)(1)                                6.000      05/01/2029          750,884
     8,500,000  Huntington, NY Hsg. Authority (GJSR)(1)                                6.000      05/01/2039        7,134,985
       675,000  Islip, NY IDA (Leeway School)(1)                                       9.000      08/01/2021          678,726
    15,265,000  Islip, NY IDA (Southside Hospital Civic Facilities)(1)                 7.750      12/01/2022       14,479,158
     9,695,000  Islip, NY IDA (United Cerebral Palsy Assoc.)(1)                        6.250      12/01/2031        8,099,397
     1,125,000  Islip, NY IDA (United Cerebral Palsy Assoc.)(1)                        6.250      12/01/2031          939,848
        60,000  L.I., NY Power Authority, Series A(1)                                  5.125      09/01/2029           59,538
     5,300,000  Madison County, NY IDA (Commons II Student Hsg.)(1)                    5.000      06/01/2040        4,360,787
       850,000  Madison County, NY IDA (Morrisville State College Foundation)(1)       5.000      06/01/2028          752,947
     1,100,000  Madison County, NY IDA (Morrisville State College Foundation)(1)       5.000      06/01/2032          953,623
     1,320,000  Madison County, NY IDA (Oneida Healthcare Center)(1)                   5.300      02/01/2021        1,279,595
     5,500,000  Madison County, NY IDA (Oneida Healthcare Center)(1)                   5.350      02/01/2031        4,734,290
       570,000  Middletown, NY IDA (Flanagan Design & Display)(1, 2)                   7.500      11/01/2018          491,232
     1,165,000  Middletown, NY IDA (YMCA)(1)                                           7.000      11/01/2019        1,148,958
        50,000  Monroe County, NY IDA (Cloverwood Senior Living)(1)                    6.750      05/01/2023           45,535
       165,000  Monroe County, NY IDA (Cloverwood Senior Living)(1)                    6.875      05/01/2033          184,269
       860,000  Monroe County, NY IDA (Cloverwood Senior Living)(1)                    6.875      05/01/2033          768,659
     3,760,000  Monroe County, NY IDA (DePaul Community Facilities)(1)                 5.875      02/01/2028        2,610,794
     4,780,000  Monroe County, NY IDA (DePaul Community Facilities)(1)                 5.950      08/01/2028        3,830,979
     2,470,000  Monroe County, NY IDA (Parma Senior Hsg. Assoc.)(1)                    6.500      12/01/2042        2,067,118
     2,915,000  Monroe County, NY IDA (Rochester Institute of Technology)(1)           5.375      04/01/2029        2,586,975
     2,260,000  Monroe County, NY IDA (St. John Fisher College)(1)                     5.250      06/01/2026        2,073,573
     3,210,000  Monroe County, NY IDA (St. John Fisher College)(1)                     5.375      06/01/2024        3,122,720
     2,175,000  Monroe County, NY IDA (Summit at Brighton)(1)                          5.375      07/01/2032        1,527,742
     3,660,000  Monroe County, NY IDA (Summit at Brighton)(1)                          5.500      07/01/2027        2,816,187
       670,000  Monroe County, NY IDA (Volunteers of America)(1)                       5.700      08/01/2018          607,121
     2,765,000  Monroe County, NY IDA (Volunteers of America)(1)                       5.750      08/01/2028        2,217,254


                         4 | Rochester Fund Municipals

ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS MARCH 31, 2011 (UNAUDITED)

   PRINCIPAL
    AMOUNT                                                                              COUPON     MATURITY        VALUE
--------------                                                                        ----------  ----------  ---------------
NEW YORK CONTINUED
$   15,000,000  Monroe County, NY Industrial Devel. Corp. (Unity Hospital
                Rochester)(1)                                                          5.750%     08/15/2035  $    15,974,250
   650,000,000  Monroe County, NY Tobacco Asset Securitization Corp. (TASC)            7.701(3)   06/01/2061        2,405,000
       580,000  Monroe, NY Newpower Corp(1)                                            5.625      01/01/2026          545,867
     2,265,000  Monroe, NY Newpower Corp.(1)                                           5.500      01/01/2034        1,967,923
       600,000  Mount Vernon, NY IDA (Kings Court)(1)                                  5.200      12/01/2033          572,310
     3,275,000  Mount Vernon, NY IDA (Macedonia Towers)(1)                             5.200      12/01/2033        2,736,066
     2,240,000  Mount Vernon, NY IDA (Meadowview)(1)                                   6.150      06/01/2019        2,106,899
     2,600,000  Mount Vernon, NY IDA (Meadowview)(1)                                   6.200      06/01/2029        2,230,592
       802,824  Municipal Assistance Corp. for Troy, NY                                5.733(3)   07/15/2021          515,927
     1,218,573  Municipal Assistance Corp. for Troy, NY                                5.741(3)   01/15/2022          759,293
       700,000  Nassau County, NY IDA (ACDS)(1)                                        5.950      11/01/2022          614,404
       440,000  Nassau County, NY IDA (ALIA-ACDS)(1)                                   7.500      06/01/2015          443,700
     2,975,000  Nassau County, NY IDA (ALIA-ACLD)(1)                                   6.250      09/01/2022        2,682,230
       165,000  Nassau County, NY IDA (ALIA-ACLD)(1)                                   7.125      06/01/2017          164,033
       220,000  Nassau County, NY IDA (ALIA-ACLD)(1)                                   7.500      06/01/2015          221,850
     3,705,000  Nassau County, NY IDA (ALIA-CSMR)(1)                                   7.000      11/01/2016        3,685,734
     2,395,000  Nassau County, NY IDA (ALIA-CSMR)(1)                                   7.125      06/01/2017        2,380,965
     1,105,000  Nassau County, NY IDA (ALIA-CSMR)(1)                                   7.500      06/01/2015        1,114,293
        95,000  Nassau County, NY IDA (ALIA-FREE)(1)                                   7.125      06/01/2012           95,690
     1,360,000  Nassau County, NY IDA (ALIA-FREE)(1)                                   7.500      06/01/2015        1,371,438
     4,030,000  Nassau County, NY IDA (ALIA-FREE)(1)                                   8.150      06/01/2030        4,051,883
     6,065,000  Nassau County, NY IDA (ALIA-FREE)(1)                                   8.250      06/01/2032        6,151,911
       640,000  Nassau County, NY IDA (ALIA-HH)(1)                                     7.125      06/01/2017          636,250
       490,000  Nassau County, NY IDA (ALIA-HHS)(1)                                    7.125      06/01/2017          487,129
       120,000  Nassau County, NY IDA (ALIA-LVH)(1)                                    7.500      06/01/2015          121,009
    12,500,000  Nassau County, NY IDA (Amsterdam at Harborside)(1)                     6.700      01/01/2043       11,422,125
       330,000  Nassau County, NY IDA (CNGCS)(1)                                       7.500      06/01/2015          332,775
     2,245,000  Nassau County, NY IDA (CNGCS)(1)                                       8.150      06/01/2030        2,257,190
     4,900,000  Nassau County, NY IDA (CSMR)(1)                                        5.950      11/01/2022        4,300,828
       600,000  Nassau County, NY IDA (Epilepsy Foundation of L.I.)(1)                 5.950      11/01/2022          526,632
     1,660,000  Nassau County, NY IDA (Hispanic Counseling Center)(1)                  6.500      11/01/2037        1,373,733
     3,150,000  Nassau County, NY IDA (Keyspan-Glenwood Energy Center)(1)              5.250      06/01/2027        3,134,502
       610,000  Nassau County, NY IDA (Life's WORCA)(1)                                5.950      11/01/2022          535,409
     3,545,000  Nassau County, NY IDA (Little Village School)(1)                       7.500      12/01/2031        3,463,217
     1,000,000  Nassau County, NY IDA (New York Institute of Technology)(1)            4.750      03/01/2026          944,230
     3,535,000  Nassau County, NY IDA (New York Water Service Corp.)(1)                5.000      12/01/2035        2,980,677
     2,115,000  Nassau County, NY IDA (North Shore CFGA)(1)                            6.750      05/01/2024        1,965,385


                         5 | Rochester Fund Municipals

ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS MARCH 31, 2011 (UNAUDITED)

   PRINCIPAL
    AMOUNT                                                                              COUPON     MATURITY        VALUE
--------------                                                                        ----------  ----------  ---------------
NEW YORK CONTINUED
$    1,255,000  Nassau County, NY IDA (PLUS Group Home)(1)                             6.150%     11/01/2022  $     1,120,627
     1,280,000  Nassau County, NY IDA (United Cerebral Palsy)(1)                       6.250      11/01/2014        1,251,392
       645,000  Nassau County, NY IDA (United Veteran's Beacon House)(1)               6.500      11/01/2037          533,770
       610,000  Nassau County, NY IDA, Series A-A(1)                                   6.000      07/02/2021          546,023
     6,600,000  Nassau County, NY IDA, Series A-B(1)                                   6.000      07/01/2021        5,907,792
       655,000  Nassau County, NY IDA, Series A-C(1)                                   6.000      07/01/2021          586,304
       745,000  Nassau County, NY IDA, Series A-D(1)                                   6.000      07/01/2021          666,864
   122,875,000  Nassau County, NY Tobacco Settlement Corp.(1)                          5.125      06/01/2046       80,895,985
     9,000,000  Nassau County, NY Tobacco Settlement Corp.(1)                          5.250      06/01/2026        7,706,970
    20,000,000  Nassau County, NY Tobacco Settlement Corp.                             5.820(3)   06/01/2046          613,000
   105,975,000  Nassau County, NY Tobacco Settlement Corp.                             6.221(3)   06/01/2046        2,909,014
 1,055,215,000  Nassau County, NY Tobacco Settlement Corp.                             6.537(3)   06/01/2060        5,476,566
    40,000,000  Nassau County, NY Tobacco Settlement Corp.                             7.351(3)   06/01/2060          165,200
    22,780,000  Nassau County, NY Tobacco Settlement Corp. (TASC)(1)                   5.000      06/01/2035       16,057,394
    13,010,000  New Rochelle, NY IDA (College of New Rochelle)(1)                      5.250      07/01/2027       12,758,126
     3,670,000  New Rochelle, NY IDA (Soundview Apartments)(1)                         5.375      04/01/2036        3,363,849
     2,810,000  Niagara County, NY IDA (Niagara Falls Memorial Medical Center)         5.750      06/01/2018        2,658,906
     1,500,000  Niagara County, NY IDA (Niagara University)(1)                         5.350      11/01/2023        1,503,525
     5,400,000  Niagara County, NY IDA (Niagara University)(1)                         5.400      11/01/2031        5,167,098
        20,000  Niagara County, NY Tobacco Asset Securitization Corp.(1)               5.750      05/15/2022           18,790
     1,480,000  Niagara County, NY Tobacco Asset Securitization Corp.(1)               6.250      05/15/2034        1,305,286
     6,295,000  Niagara County, NY Tobacco Asset Securitization Corp.(1)               6.250      05/15/2040        5,420,687
       125,000  Niagara Falls, NY Public Water Authority(1)                            5.500      07/15/2034          119,233
       355,000  Niagara, NY Frontier Transportation Authority (Buffalo Niagara
                International Airport)(1)                                              5.000      04/01/2028          318,712
     1,875,000  Niagara, NY Frontier Transportation Authority (Buffalo Niagara
                International Airport)(1)                                              5.625      04/01/2029        1,825,388
     2,835,000  North Tonawanda, NY HDC (Bishop Gibbons Associates)(1)                 7.375      12/15/2021        3,360,155
       500,000  NY Carnegie Redevel. Corp.                                             7.000      09/01/2021          402,475
     7,455,000  NY Counties Tobacco Trust I(1)                                         6.250      06/01/2028        6,858,675
     6,235,000  NY Counties Tobacco Trust I(1)                                         6.500      06/01/2035        5,632,637
    19,230,000  NY Counties Tobacco Trust I(1)                                         6.625      06/01/2042       17,347,768
    29,800,000  NY Counties Tobacco Trust II (TASC)(1)                                 5.625      06/01/2035       22,979,376
    53,880,000  NY Counties Tobacco Trust II (TASC)(1)                                 5.750      06/01/2043       39,551,692
       245,000  NY Counties Tobacco Trust III(1)                                       6.000      06/01/2043          202,201
     7,000,000  NY Counties Tobacco Trust IV(1)                                        5.000      06/01/2038        4,789,050
   131,335,000  NY Counties Tobacco Trust IV                                           5.920(3)   06/01/2050        2,394,237
   304,690,000  NY Counties Tobacco Trust IV                                           6.395(3)   06/01/2055        2,702,600
   608,700,000  NY Counties Tobacco Trust IV                                           6.816(3)   06/01/2060        2,513,931


                         6 | Rochester Fund Municipals

ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS MARCH 31, 2011 (UNAUDITED)

   PRINCIPAL
    AMOUNT                                                                              COUPON     MATURITY        VALUE
--------------                                                                        ----------  ----------  ---------------
NEW YORK CONTINUED
$   52,535,000  NY Counties Tobacco Trust IV (TASC)(1)                                 5.000%     06/01/2042  $    35,319,281
    38,275,000  NY Counties Tobacco Trust IV (TASC)(1)                                 5.000      06/01/2045       25,026,492
    82,500,000  NY Counties Tobacco Trust IV (TASC)(1)                                 6.250      06/01/2041       73,953,000
   236,140,000  NY Counties Tobacco Trust V                                            6.070(3)   06/01/2038       15,991,401
   599,098,613  NY Counties Tobacco Trust V                                            6.210(3)   06/01/2050       12,125,756
   643,195,000  NY Counties Tobacco Trust V                                            6.850(3)   06/01/2055        5,705,140
 3,845,000,000  NY Counties Tobacco Trust V                                            7.846(3)   06/01/2060       15,879,850
    15,000,000  NY Liberty Devel. Corp. (Bank of America Tower)(4)                     5.125      01/15/2044       13,642,800
    62,345,000  NY Liberty Devel. Corp. (Bank of America Tower)(4)                     5.625      01/15/2046       61,264,475
     3,000,000  NY Liberty Devel. Corp. (Bank of America Tower)(1)                     5.625      07/15/2047        2,776,080
     2,199,995  NY Liberty Devel. Corp. (National Sports Museum)(2)                    6.125      02/15/2019               22
    51,560,000  NY MTA, Series A(4)                                                    5.000      11/15/2030       49,978,023
        20,000  NY MTA, Series A(1)                                                    5.000      11/15/2032           18,835
        25,000  NY MTA, Series B(1)                                                    5.000      01/01/2031           23,968
     1,400,000  NY Newark-Wayne Community Hospital(1)                                  7.600      09/01/2015        1,386,490
    29,720,000  NY Seneca Nation Indians Capital Improvements(1)                       5.000      12/01/2023       23,831,874
        25,000  NY Triborough Bridge & Tunnel Authority(1)                             5.000      01/01/2032           25,010
    33,060,000  NY Triborough Bridge & Tunnel Authority, Series A(4)                   5.000      01/01/2027       33,155,256
    13,950,000  NY TSASC, Inc. (TFABs)(1)                                              5.000      06/01/2026       12,585,272
   251,510,000  NY TSASC, Inc. (TFABs)(1)                                              5.000      06/01/2034      181,580,160
   337,515,000  NY TSASC, Inc. (TFABs)(1)                                              5.125      06/01/2042      225,044,877
     5,000,000  NYC Capital Resources Corp. (Albee Retail Devel.)(1)                   7.250      11/01/2042        4,904,150
        15,000  NYC GO(1)                                                              5.000      06/01/2020           15,647
        25,000  NYC GO(1)                                                              5.000      03/01/2025           25,491
    10,920,000  NYC GO(4)                                                              5.000      08/01/2030       10,946,645
    12,455,000  NYC GO(4)                                                              5.000      12/01/2033       12,312,745
    12,765,000  NYC GO(4)                                                              5.000      03/01/2035       12,511,703
     5,400,000  NYC GO(4)                                                              5.000      08/01/2035        5,291,719
        60,000  NYC GO(1)                                                              5.100      11/01/2019           62,264
       100,000  NYC GO                                                                 5.250      09/15/2013          100,386
    20,000,000  NYC GO(4)                                                              5.250      03/01/2021       21,918,800
         5,000  NYC GO(1)                                                              5.250      08/01/2021            5,015
     3,110,000  NYC GO(4)                                                              5.250      06/01/2027        3,129,886
    22,420,000  NYC GO(4)                                                              5.250      06/01/2027       22,563,357
         5,000  NYC GO(1)                                                              5.375      12/01/2026            5,091
         5,000  NYC GO(1)                                                              5.375      03/01/2027            5,455
       140,000  NYC GO(4)                                                              5.375      06/01/2032          140,215
    37,805,000  NYC GO(4)                                                              5.375      06/01/2032       37,863,164
        40,000  NYC GO(1)                                                              5.500      08/01/2022           40,119
         5,000  NYC GO(1)                                                              5.500      12/01/2031            5,075
         5,000  NYC GO(1)                                                              5.950      08/01/2014            5,021
        40,000  NYC GO                                                                 6.154(3)   10/01/2012           39,353
     2,000,000  NYC GO(1)                                                              6.250      12/15/2031        2,201,680


                         7 | Rochester Fund Municipals

ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS MARCH 31, 2011 (UNAUDITED)

   PRINCIPAL
    AMOUNT                                                                              COUPON     MATURITY        VALUE
--------------                                                                        ----------  ----------  ---------------
NEW YORK CONTINUED
$       15,000  NYC GO(1)                                                              7.250%     08/15/2024  $        15,067
         5,000  NYC GO(1)                                                              7.750      08/15/2028            5,095
     1,475,000  NYC GO ROLs(5)                                                        14.929(6)   05/15/2031        1,507,922
     5,395,000  NYC GO ROLs(5)                                                        14.938(6)   05/15/2036        4,895,855
       875,000  NYC GO ROLs(5)                                                        14.941(6)   05/15/2033          835,555
        36,191  NYC HDC (Beekman)(1)                                                   6.500      10/15/2017           36,275
       245,270  NYC HDC (Bridgeview III)                                               6.500      12/15/2017          246,406
       725,720  NYC HDC (Cadman Towers)                                                6.500      11/15/2018          729,080
        46,649  NYC HDC (Essex Terrace)                                                6.500      07/15/2018           46,807
       101,498  NYC HDC (Keith Plaza)                                                  6.500      02/15/2018          101,842
     1,800,000  NYC HDC (Multifamily Hsg.)(1)                                          4.700      11/01/2040        1,556,406
       780,000  NYC HDC (Multifamily Hsg.)(1)                                          5.000      11/01/2030          715,174
     3,500,000  NYC HDC (Multifamily Hsg.)(4)                                          5.000      11/01/2037        3,222,916
     2,700,000  NYC HDC (Multifamily Hsg.)(1)                                          5.000      11/01/2042        2,552,661
        60,000  NYC HDC (Multifamily Hsg.)(1)                                          5.050      11/01/2023           60,124
     4,685,000  NYC HDC (Multifamily Hsg.)(4)                                          5.050      11/01/2039        4,285,796
     2,435,000  NYC HDC (Multifamily Hsg.)(4)                                          5.100      11/01/2027        2,395,658
     3,000,000  NYC HDC (Multifamily Hsg.)(4)                                          5.125      11/01/2032        2,861,280
     5,100,000  NYC HDC (Multifamily Hsg.)(1)                                          5.150      11/01/2037        4,845,102
     1,675,000  NYC HDC (Multifamily Hsg.)(1)                                          5.200      11/01/2035        1,523,764
     8,035,000  NYC HDC (Multifamily Hsg.)(4)                                          5.200      11/01/2040        7,561,364
    14,110,000  NYC HDC (Multifamily Hsg.)(4)                                          5.250      11/01/2030       14,145,120
     7,205,000  NYC HDC (Multifamily Hsg.)(1)                                          5.250      11/01/2045        6,758,434
     5,140,000  NYC HDC (Multifamily Hsg.)(1)                                          5.350      11/01/2037        4,956,245
     1,215,000  NYC HDC (Multifamily Hsg.)(1)                                          5.350      05/01/2041        1,085,469
        15,000  NYC HDC (Multifamily Hsg.)(1)                                          5.400      11/01/2033           14,706
     3,735,000  NYC HDC (Multifamily Hsg.)(1)                                          5.450      11/01/2040        3,643,754
     2,670,000  NYC HDC (Multifamily Hsg.)(1)                                          5.450      11/01/2046        2,374,618
     4,785,000  NYC HDC (Multifamily Hsg.)(1)                                          5.500      11/01/2028        4,793,948
     3,090,000  NYC HDC (Multifamily Hsg.)(4)                                          5.500      11/01/2034        3,114,986
     2,840,000  NYC HDC (Multifamily Hsg.)(4)                                          5.550      11/01/2039        2,887,911
    10,910,000  NYC HDC (Multifamily Hsg.)(4)                                          5.700      11/01/2046       10,981,744
        67,424  NYC HDC (Multifamily Hsg.)(1)                                          6.500      02/15/2018           70,070
    10,470,000  NYC HDC (Multifamily Hsg.), Series A(4)                                5.600      11/01/2042       10,490,102
    31,300,000  NYC HDC (Multifamily Hsg.), Series B(4)                                5.350      05/01/2049       29,694,611
    11,250,000  NYC HDC (Multifamily Hsg.), Series C(4)                                5.050      11/01/2036       10,234,227
     8,365,000  NYC HDC (Multifamily Hsg.), Series C(4)                                5.125      05/01/2040        7,785,712
       385,000  NYC HDC (Multifamily Hsg.), Series C(1)                                5.700      05/01/2031          385,031
     1,000,000  NYC HDC (Multifamily Hsg.), Series E(1)                                5.200      11/01/2033          954,830
     2,155,000  NYC HDC (Multifamily Hsg.), Series F(1)                                5.200      11/01/2032        2,065,912
    13,180,000  NYC HDC (Multifamily Hsg.), Series G-1(4)                              4.875      11/01/2039       11,989,966
     1,345,000  NYC HDC (Multifamily Hsg.), Series H-2(1)                              5.200      11/01/2038        1,275,221
     3,400,000  NYC HDC (Multifamily Hsg.), Series H-2(1)                              5.250      05/01/2046        3,187,296
    15,510,000  NYC HDC (Multifamily Hsg.), Series I-2(4)                              5.200      11/01/2038       14,109,588


                         8 | Rochester Fund Municipals

ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS MARCH 31, 2011 (UNAUDITED)

   PRINCIPAL
    AMOUNT                                                                              COUPON     MATURITY        VALUE
--------------                                                                        ----------  ----------  ---------------
NEW YORK CONTINUED
$      836,766  NYC HDC (Ruppert)(1)                                                   6.500%     11/15/2018  $       880,964
       208,335  NYC HDC (St. Martin Tower)                                             6.500      11/15/2018          209,300
     2,750,000  NYC HDC, Series C(4)                                                   5.000      11/01/2026        2,700,679
       870,000  NYC IDA (A Very Special Place)(1)                                      5.750      01/01/2029          688,770
     3,215,000  NYC IDA (Acme Architectural Products)(1)                               6.375      11/01/2019        2,854,759
    43,020,000  NYC IDA (AIRIS JFK I/JFK International Airport)(1)                     5.500      07/01/2028       36,400,082
    20,875,000  NYC IDA (AIRIS JFK I/JFK International Airport)(1)                     6.000      07/01/2027       18,960,971
       160,000  NYC IDA (Allied Metal)(1)                                              6.375      12/01/2014          153,512
       940,000  NYC IDA (Allied Metal)(1)                                              7.125      12/01/2027          852,138
     2,830,000  NYC IDA (Amboy Properties)(1)                                          6.750      06/01/2020        2,436,545
     2,905,000  NYC IDA (American Airlines)                                            5.400      07/01/2019        2,348,460
    32,580,000  NYC IDA (American Airlines)                                            5.400      07/01/2020       25,838,546
    41,550,000  NYC IDA (American Airlines)                                            6.900      08/01/2024       35,708,486
       540,000  NYC IDA (American Airlines)(1)                                         7.500      08/01/2016          549,374
    18,200,000  NYC IDA (American Airlines)(1)                                         7.625      08/01/2025       18,320,666
    59,350,000  NYC IDA (American Airlines)(1)                                         7.750      08/01/2031       59,900,175
    39,860,000  NYC IDA (American Airlines)(1)                                         8.000      08/01/2028       40,955,353
   338,060,000  NYC IDA (American Airlines)(1)                                         8.500      08/01/2028      345,409,377
     3,530,000  NYC IDA (American National Red Cross)(1)                               5.000      02/01/2036        2,930,465
     3,775,000  NYC IDA (Atlantic Paste & Glue Company)(1)                             6.625      11/01/2019        3,397,236
       935,000  NYC IDA (Atlantic Veal & Lamb)(1)                                      8.375      12/01/2016          929,820
       105,000  NYC IDA (Baco Enterprises)(1)                                          7.500      11/01/2011          104,807
     1,685,000  NYC IDA (Baco Enterprises)(1)                                          8.500      11/01/2021        1,640,364
     1,230,000  NYC IDA (Bark Frameworks)(1)                                           6.750      11/01/2019        1,126,803
     5,500,000  NYC IDA (Beth Abraham Health Services)(1)                              6.500      02/15/2022        4,652,395
     1,035,000  NYC IDA (Beth Abraham Health Services)(1)                              6.500      11/15/2027          874,389
     4,220,000  NYC IDA (Beth Abraham Health Services)(1)                              6.500      11/15/2034        3,496,312
    34,450,000  NYC IDA (British Airways)(1)                                           7.625      12/01/2032       34,559,207
    97,120,000  NYC IDA (Brooklyn Navy Yard Cogeneration Partners)(1)                  5.650      10/01/2028       74,067,597
   153,620,000  NYC IDA (Brooklyn Navy Yard Cogeneration Partners)(1)                  5.750      10/01/2036      111,789,274
    22,255,000  NYC IDA (Brooklyn Navy Yard Cogeneration Partners)(1)                  6.200      10/01/2022       20,029,500
    16,205,000  NYC IDA (Calhoun School)(1)                                            6.625      12/01/2034       13,621,437
     4,145,000  NYC IDA (Calhoun School)(1)                                            6.625      12/01/2034        3,439,148
     2,895,000  NYC IDA (Center for Elimination of Family Violence)(1)                 7.375      11/01/2036        2,708,938
    15,300,000  NYC IDA (Center for Nursing/Rehabilitation)(1)                         5.375      08/01/2027       12,314,817
     3,400,000  NYC IDA (Center for Nursing/Rehabilitation)(1)                         5.375      08/01/2027        2,736,626
    29,135,000  NYC IDA (Chapin School)(1)                                             5.000      11/01/2038       23,046,659
     1,490,000  NYC IDA (Comprehensive Care Management)(1)                             6.000      05/01/2026        1,232,513
     3,145,000  NYC IDA (Comprehensive Care Management)(1)                             6.125      11/01/2035        2,457,786
     1,490,000  NYC IDA (Comprehensive Care Management)(1)                             6.375      11/01/2028        1,225,570
     3,760,000  NYC IDA (Comprehensive Care Management)(1)                             6.375      11/01/2028        2,908,962


                         9 | Rochester Fund Municipals

ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS MARCH 31, 2011 (UNAUDITED)

   PRINCIPAL
    AMOUNT                                                                              COUPON     MATURITY        VALUE
--------------                                                                        ----------  ----------  ---------------
NEW YORK CONTINUED
$    1,375,000  NYC IDA (Comprehensive Care Management)(1)                             7.875%     12/01/2016  $     1,374,986
       430,000  NYC IDA (Comprehensive Care Management)(1)                             8.000      12/01/2011          430,206
     1,310,000  NYC IDA (Cool Wind Ventilation)(1)                                     5.450      11/01/2017        1,104,867
     1,180,000  NYC IDA (Cool Wind Ventilation)(1)                                     5.450      11/01/2017          995,224
     5,685,000  NYC IDA (Cool Wind Ventilation)(1)                                     6.075      11/01/2027        4,189,106
       475,000  NYC IDA (Eger Harbor House)                                            5.875      05/20/2044          483,303
     5,500,000  NYC IDA (Family Support Systems)(2)                                    7.500      11/01/2034        3,505,590
     1,790,000  NYC IDA (Good Shepherd Services)(1)                                    5.875      06/01/2014        1,689,474
     3,270,000  NYC IDA (Gourmet Boutique)(1)                                          5.750      05/01/2021        2,557,107
     7,290,000  NYC IDA (Guttmacher Institute)(1)                                      5.750      12/01/2036        5,529,757
     1,985,000  NYC IDA (Herbert G. Birch Childhood Project)(1)                        8.375      02/01/2022        1,995,918
       800,000  NYC IDA (Independent Living Assoc.)(1)                                 6.200      07/01/2020          736,600
       540,000  NYC IDA (Just Bagels Manufacturing)(1)                                 8.500      11/01/2016          541,960
       920,000  NYC IDA (Just Bagels Manufacturing)(1)                                 8.750      05/01/2026          929,964
     5,000,000  NYC IDA (Liberty-7 World Trade Center)                                 6.500      03/01/2035        4,894,050
    12,000,000  NYC IDA (Liberty-7 World Trade Center)(1)                              6.750      03/01/2015       12,006,960
        10,000  NYC IDA (Lighthouse International)(1)                                  4.500      07/01/2033            8,239
     2,405,000  NYC IDA (Little Red Schoolhouse)(1)                                    6.750      11/01/2018        2,395,813
    23,000,000  NYC IDA (Magen David Yeshivah)(1)                                      5.700      06/15/2027       11,499,310
     3,745,000  NYC IDA (Manhattan Community Access Corp.)(1)                          6.000      12/01/2036        2,938,964
     1,895,000  NYC IDA (Margaret Tietz Nursing & Rehabilitation Center)(1)            6.375      11/01/2038        1,498,812
     9,175,000  NYC IDA (Margaret Tietz Nursing & Rehabilitation Center)(1)            6.375      11/01/2038        7,256,783
       680,000  NYC IDA (Marymount School of New York)(1)                              5.125      09/01/2021          691,002
     4,010,000  NYC IDA (Marymount School of New York)(1)                              5.250      09/01/2031        3,807,615
    17,075,000  NYC IDA (MediSys Health Network)(1)                                    6.250      03/15/2024       13,958,130
     4,790,000  NYC IDA (Mesorah Publications)(1)                                      6.950      02/01/2021        4,403,543
     8,405,000  NYC IDA (Metro Biofuels)(1)                                            6.000      11/01/2028        6,320,728
     2,540,000  NYC IDA (Metropolitan College of New York)(1)                          5.750      03/01/2020        2,469,210
     1,855,000  NYC IDA (Morrisons Pastry)(1)                                          6.500      11/01/2019        1,713,946
        25,000  NYC IDA (NYU)(1)                                                       5.000      07/01/2041           24,019
    40,000,000  NYC IDA (NYU)(4)                                                       5.250      07/01/2048       38,726,212
     2,935,000  NYC IDA (Petrocelli Electric)(1)                                       8.000      11/01/2017        2,822,032
       805,000  NYC IDA (Petrocelli Electric)(1)                                       8.000      11/01/2018          757,425
    10,065,000  NYC IDA (Polytechnic University)(1)                                    5.250      11/01/2027        9,520,785
     1,830,000  NYC IDA (Precision Gear)(1)                                            6.375      11/01/2024        1,733,285
     2,145,000  NYC IDA (Precision Gear)(1)                                            6.375      11/01/2024        2,031,637
       865,000  NYC IDA (Precision Gear)(1)                                            7.625      11/01/2024          869,559
     1,750,000  NYC IDA (PSCH)(1)                                                      6.375      07/01/2033        1,459,938
     6,800,000  NYC IDA (Reece School)(1)                                              7.500      12/01/2037        5,912,396
     1,340,000  NYC IDA (Riverdale Terrace Hsg. Devel. Fund)(1)                        6.250      11/01/2014        1,243,292
     8,595,000  NYC IDA (Riverdale Terrace Hsg. Devel. Fund)(1)                        6.750      11/01/2028        6,749,396
     1,000,000  NYC IDA (Roundabout Theatre)(1)                                        5.000      10/01/2023          760,300


                         10 | Rochester Fund Municipals

ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS MARCH 31, 2011 (UNAUDITED)

   PRINCIPAL
    AMOUNT                                                                              COUPON     MATURITY        VALUE
--------------                                                                        ----------  ----------  ---------------
NEW YORK CONTINUED
$    3,785,000  NYC IDA (Sahadi Fine Foods)(1)                                         6.750%     11/01/2019  $     3,497,756
       200,000  NYC IDA (Samaritan Aids Services)(1)                                   5.000      11/01/2024          200,986
       875,000  NYC IDA (SFTU/YAI/CRV Obligated Group)(1)                              5.000      07/01/2026          668,325
     4,380,000  NYC IDA (Showman Fabricators)(1)                                       7.500      11/01/2028        3,269,451
     3,005,000  NYC IDA (South Bronx Overall Economic Devel.)(1)                       8.625      12/01/2025        2,774,667
     1,625,000  NYC IDA (Special Needs Facilities Pooled Program)(1)                   4.750      07/01/2020        1,352,423
       995,000  NYC IDA (Special Needs Facilities Pooled Program)(1)                   5.250      07/01/2022          824,636
     2,415,000  NYC IDA (Special Needs Facilities Pooled Program)(1)                   6.650      07/01/2023        2,310,938
     3,735,000  NYC IDA (Special Needs Facilities Pooled Program)(1)                   7.875      08/01/2025        3,577,159
     5,760,000  NYC IDA (Stallion)(1)                                                  5.500      11/01/2036        3,685,190
       955,000  NYC IDA (Stallion)(1)                                                  6.000      11/01/2027          716,947
        10,000  NYC IDA (Staten Island University Hospital)(1)                         6.375      07/01/2031            9,532
     1,420,000  NYC IDA (Staten Island University Hospital)(1)                         6.450      07/01/2032        1,362,064
       350,000  NYC IDA (Streamline Plastics)(1)                                       7.750      12/01/2015          342,850
     1,275,000  NYC IDA (Streamline Plastics)(1)                                       8.125      12/01/2025        1,194,140
     6,808,500  NYC IDA (Studio School)(1)                                             7.000      11/01/2038        5,775,923
       605,000  NYC IDA (Surprise Plastics)(2)                                         7.500      11/01/2013          542,510
     2,480,000  NYC IDA (Surprise Plastics)(2)                                         8.500      11/01/2023        1,827,264
     1,500,000  NYC IDA (Terminal One Group Assoc.)(1)                                 5.500      01/01/2021        1,536,330
       380,000  NYC IDA (The Bank Street College)(1)                                   5.250      12/01/2021          377,522
     1,000,000  NYC IDA (The Bank Street College)(1)                                   5.250      12/01/2030          907,560
     8,800,000  NYC IDA (The Child School)(1)                                          7.550      06/01/2033        8,421,864
        75,000  NYC IDA (Therapy & Learning Center)(1)                                 7.500      10/01/2011           75,437
     3,735,000  NYC IDA (Therapy & Learning Center)(1)                                 8.250      10/01/2031        3,751,808
     8,845,000  NYC IDA (Tides Two Rivers Foundation)(1)                               5.650      12/01/2039        6,459,327
    32,040,000  NYC IDA (Unicef)(1)                                                    5.300      11/01/2038       22,983,574
     9,405,000  NYC IDA (Urban Health Plan)(1)                                         7.050      09/15/2026        8,628,805
     3,640,000  NYC IDA (Urban Resource Institute)(1)                                  7.375      11/01/2033        3,231,374
     1,150,000  NYC IDA (Utleys)(1)                                                    7.375      11/01/2023        1,071,720
     3,800,000  NYC IDA (Vaughn College Aeronautics)(1)                                5.000      12/01/2021        3,398,378
     1,330,000  NYC IDA (Vaughn College Aeronautics)(1)                                5.000      12/01/2028        1,092,967
     3,235,000  NYC IDA (Vaughn College Aeronautics)(1)                                5.000      12/01/2028        2,658,458
       900,000  NYC IDA (Vaughn College Aeronautics)(1)                                5.000      12/01/2031          722,349
     1,800,000  NYC IDA (Vaughn College Aeronautics)(1)                                5.250      12/01/2036        1,433,970
    12,200,000  NYC IDA (Visy Paper)(1)                                                7.800      01/01/2016       12,204,514
    70,500,000  NYC IDA (Visy Paper)(1)                                                7.950      01/01/2028       68,052,240
     1,930,000  NYC IDA (Vocational Instruction)                                       7.750(7)   02/01/2033        1,090,354
     1,555,000  NYC IDA (W & W Jewelers)(1)                                            8.250      02/01/2021        1,530,104
     5,930,000  NYC IDA (Weizmann Institute)(1)                                        5.900      11/01/2034        5,154,712
     2,900,000  NYC IDA (Weizmann Institute)(1)                                        5.900      11/01/2034        2,520,854
     2,795,000  NYC IDA (Westchester Square Medical Center)                            8.000      12/31/2011        1,956,780
     6,160,000  NYC IDA (Westchester Square Medical Center)                            8.375      11/01/2015        4,312,616
     1,360,000  NYC IDA (World Casing Corp.)(1)                                        6.700      11/01/2019        1,241,326
    41,105,000  NYC IDA (Yankee Stadium)(1)                                            5.000      03/01/2046       34,161,132


                         11 | Rochester Fund Municipals

ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS MARCH 31, 2011 (UNAUDITED)

   PRINCIPAL
    AMOUNT                                                                              COUPON     MATURITY        VALUE
--------------                                                                        ----------  ----------  ---------------
NEW YORK CONTINUED
$   16,500,000  NYC IDA (Yankee Stadium)(1)                                            7.000%     03/01/2049  $    17,729,745
    24,270,000  NYC IDA (Yeled Yalda Early Childhood)(1)                               5.725      11/01/2037       18,074,597
        50,000  NYC Municipal Water Finance Authority(1)                               5.000      06/15/2029           49,994
    19,740,000  NYC Municipal Water Finance Authority(4)                               5.000      06/15/2039       19,086,803
        30,000  NYC Municipal Water Finance Authority(1)                               5.125      06/15/2032           30,003
        30,000  NYC Municipal Water Finance Authority(1)                               5.125      06/15/2033           30,029
        25,000  NYC Municipal Water Finance Authority(1)                               5.125      06/15/2033           25,024
       145,000  NYC Trust for Cultural Resources (Museum of American Folk Art)         6.125      07/01/2030           79,778
    14,360,000  NYS DA (Buena Vida Nursing Home)(1)                                    5.250      07/01/2028       14,362,872
     2,250,000  NYS DA (CHSLI/GSHMC/MMC/SCHRC Obligated Group)(1)                      5.000      07/01/2027        2,160,315
     1,250,000  NYS DA (D'Youville College)(1)                                         5.250      07/01/2025        1,209,700
        15,000  NYS DA (Dept. of Mental Hygiene)(1)                                    5.250      08/15/2031           15,001
        20,000  NYS DA (Ellis Hospital)(1)                                             5.600      08/01/2025           20,011
     5,935,000  NYS DA (Interagency Council)(1)                                        7.000      07/01/2035        5,512,013
     3,255,000  NYS DA (L.I. University)(1)                                            5.125      09/01/2023        3,183,260
     1,335,000  NYS DA (L.I. University)(1)                                            5.250      09/01/2028        1,257,890
     3,260,000  NYS DA (Manhattan College)(1)                                          5.300      07/01/2037        2,847,545
    18,230,000  NYS DA (Memorial Sloan-Kettering)(4)                                   5.000      07/01/2035       17,656,553
     4,125,000  NYS DA (Miriam Osborn Memorial Home Assoc.)(1)                         6.375      07/01/2029        4,039,654
     2,500,000  NYS DA (Municipal Health Facilities)(1)                                5.000      01/15/2028        2,488,575
     1,000,000  NYS DA (New School University)(1)                                      5.750      07/01/2050          971,860
     2,265,000  NYS DA (New York Methodist Hospital)(1)                                5.250      07/01/2033        2,065,408
    20,580,000  NYS DA (NYU Hospitals Center)(1)                                       5.000      07/01/2026       19,535,359
    40,320,000  NYS DA (NYU Hospitals Center)(1)                                       5.000      07/01/2036       35,390,880
     2,000,000  NYS DA (NYU Hospitals Center)(1)                                       5.625      07/01/2037        1,924,260
     2,925,000  NYS DA (Ozanam Hall of Queens Nursing Home)(1)                         5.000      11/01/2026        2,334,911
     7,300,000  NYS DA (Personal Income Tax)(1)                                        5.000      03/15/2038        7,115,237
     6,035,000  NYS DA (Providence Rest)(1)                                            5.000      07/01/2035        3,641,157
     2,700,000  NYS DA (Providence Rest)(1)                                            5.125      07/01/2030        1,785,105
     3,100,000  NYS DA (Providence Rest)(1)                                            5.250      07/01/2025        2,276,020
     6,260,000  NYS DA (Rochester General Hospital)(1)                                 5.000      12/01/2025        5,655,660
    17,660,000  NYS DA (Rochester General Hospital)(1)                                 5.000      12/01/2035       14,442,878
     1,750,000  NYS DA (School District Bond Financing Program), Series C(1)           7.250      10/01/2028        2,007,898
     2,645,000  NYS DA (School District Bond Financing Program), Series C(1)           7.375      10/01/2033        3,000,303
     1,525,000  NYS DA (School District Bond Financing Program), Series C(1)           7.500      04/01/2039        1,718,370
        50,000  NYS DA (School Districts Financing Program), Series B(1)               6.000      10/01/2022           52,615
        25,000  NYS DA (School Districts Financing Program), Series B(1)               6.000      10/01/2029           26,102


                         12 | Rochester Fund Municipals

ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS MARCH 31, 2011 (UNAUDITED)

   PRINCIPAL
    AMOUNT                                                                              COUPON     MATURITY        VALUE
--------------                                                                        ----------  ----------  ---------------
NEW YORK CONTINUED
$    1,075,000  NYS DA (SFH/GSHMC/MMC/SCHRC Obligated Group)(1)                        5.100%     07/01/2034  $       997,600
     5,770,000  NYS DA (Smithtown Special Library District)(1)                         6.000      07/01/2028        6,138,415
     1,055,000  NYS DA (St. Catherine of Siena Medical Center)(1)                      6.000      07/01/2030        1,056,055
     3,500,000  NYS DA (St. Joseph's College)(1)                                       5.250      07/01/2035        3,276,630
    50,000,000  NYS DA (St. Mary's Hospital for Children)(1)                           7.875      11/15/2041       46,083,500
     1,505,000  NYS DA (St. Thomas Aquinas College)(1)                                 5.250      07/01/2028        1,395,255
     5,240,000  NYS DA (The Bronx-Lebanon Hospital Center)(1)                          6.250      02/15/2035        5,464,167
    11,695,000  NYS DA (Vassar College)(4)                                             5.000      07/01/2046       11,254,214
     2,365,000  NYS EFC (NYS Water Services)(1)                                        6.000      01/15/2031        2,374,862
        65,000  NYS EFC (United Waterworks)(1)                                         5.150      03/01/2034           55,960
        25,000  NYS ERDA (Brooklyn Union Gas Company)(1)                               4.700      02/01/2024           24,578
        15,000  NYS ERDA (Brooklyn Union Gas Company)(1)                               5.500      01/01/2021           15,049
       350,000  NYS ERDA (LILCO)(1)                                                    5.300      10/01/2024          341,765
       100,000  NYS ERDA (LILCO)(1)                                                    5.300      08/01/2025           96,252
        75,000  NYS ERDA (LILCO)(1)                                                    5.300      08/01/2025           72,189
       400,000  NYS ERDA (NYS Electric & Gas Corp.)(1)                                 5.350      12/01/2028          370,648
        70,000  NYS ERDA (Rochester Gas & Electric)(1)                                 5.375      05/15/2032           64,441
    16,300,000  NYS ERDA BUG RIBS                                                     11.756(6)   07/01/2026       16,335,208
     7,000,000  NYS ERDA BUG RIBS                                                     11.976(6)   04/01/2020        7,244,580
     2,000,000  NYS HFA (Affordable Hsg.)(1)                                           5.000      11/01/2042        1,882,180
     2,365,000  NYS HFA (Affordable Hsg.)(1)                                           5.250      11/01/2038        2,211,559
    10,220,000  NYS HFA (Affordable Hsg.)(4)                                           5.450      11/01/2045        9,716,786
     2,095,000  NYS HFA (Children's Rescue)(1)                                         7.625      05/01/2018        2,096,048
     1,595,000  NYS HFA (Crotona Estates Apartments)(1)                                4.950      08/15/2038        1,456,825
       955,000  NYS HFA (Friendship)(1)                                                5.100      08/15/2041          877,788
     1,330,000  NYS HFA (Golden Age Apartments)(1)                                     5.000      02/15/2037        1,225,981
     1,645,000  NYS HFA (Kensico Terrace Apartments)(1)                                4.900      02/15/2038        1,471,222
         5,000  NYS HFA (Meadow Manor)(1)                                              7.750      11/01/2019            5,081
     3,800,000  NYS HFA (Multifamily Hsg.)(1)                                          4.850      02/15/2038        3,420,798
     2,860,000  NYS HFA (Multifamily Hsg.)(1)                                          5.350      08/15/2031        2,793,934
     2,080,000  NYS HFA (Multifamily Hsg.)(1)                                          5.375      02/15/2035        2,013,315
     3,290,000  NYS HFA (Multifamily Hsg.)(1)                                          5.450      08/15/2032        3,240,782
     2,075,000  NYS HFA (Multifamily Hsg.)(1)                                          5.500      08/15/2030        2,074,855
     1,050,000  NYS HFA (Multifamily Hsg.)(1)                                          5.650      08/15/2030        1,050,347
     3,200,000  NYS HFA (Multifamily Hsg.)(1)                                          5.650      08/15/2030        3,201,056
     1,000,000  NYS HFA (Multifamily Hsg.)(1)                                          5.650      08/15/2031        1,000,340
     1,710,000  NYS HFA (Multifamily Hsg.)(1)                                          5.650      02/15/2034        1,709,880
     2,120,000  NYS HFA (Multifamily Hsg.)(1)                                          5.700      08/15/2033        2,120,572
       650,000  NYS HFA (Multifamily Hsg.)(1)                                          6.250      02/15/2031          650,592
     1,255,000  NYS HFA (Multifamily Hsg.)(1)                                          6.400      11/15/2027        1,255,941
     3,855,000  NYS HFA (Multifamily Hsg.)(1)                                          6.750      11/15/2036        3,851,338
       365,000  NYS HFA (Nonprofit Hsg.)                                               8.400      11/01/2011          366,814
       395,000  NYS HFA (Nonprofit Hsg.)                                               8.400      11/01/2012          396,845


                         13 | Rochester Fund Municipals

ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS MARCH 31, 2011 (UNAUDITED)

   PRINCIPAL
    AMOUNT                                                                              COUPON     MATURITY        VALUE
--------------                                                                        ----------  ----------  ---------------
NEW YORK CONTINUED
$      425,000  NYS HFA (Nonprofit Hsg.)                                               8.400%     11/01/2013  $       426,828
       510,000  NYS HFA (Nonprofit Hsg.)(1)                                            8.400      11/01/2014          512,122
       540,000  NYS HFA (Nonprofit Hsg.)(1)                                            8.400      11/01/2015          542,128
       580,000  NYS HFA (Nonprofit Hsg.)(1)                                            8.400      11/01/2016          582,216
       640,000  NYS HFA (Nonprofit Hsg.)(1)                                            8.400      11/01/2017          642,221
       685,000  NYS HFA (Nonprofit Hsg.)(1)                                            8.400      11/01/2018          687,267
        65,000  NYS LGSC (SCSB)                                                        7.250      12/15/2011           65,480
       715,000  NYS LGSC (SCSB)                                                        7.375      12/15/2016          715,651
       980,000  NYS LGSC (SCSB)                                                        7.750      12/15/2021          992,877
       185,000  NYS Medcare (Hospital & Nursing Home)(1)                               7.400      11/01/2016          185,886
       110,000  NYS Medcare (Hospital & Nursing Home)(1)                               9.375      11/01/2016          110,777
        10,000  NYS Medcare (M.G. Nursing Home)                                        6.200      02/15/2015           10,038
       400,000  NYS Power Authority(1)                                                 5.250      11/15/2040          399,976
        25,000  NYS UDC (Subordinated Lien)(1)                                         5.500      07/01/2016           25,094
       830,000  Oneida County, NY IDA (Civic Facilities-Mohawk Valley)(1)              5.000      09/15/2035          610,017
       450,000  Oneida County, NY IDA (Mohawk Valley Handicapped Services)(1)          5.300      03/15/2019          403,538
       840,000  Oneida County, NY IDA (Mohawk Valley Handicapped Services)(1)          5.350      03/15/2029          654,385
     4,355,000  Onondaga County, NY IDA (Air Cargo)(1)                                 6.125      01/01/2032        3,747,565
     2,000,000  Onondaga County, NY IDA (Air Cargo)(1)                                 7.250      01/01/2032        1,785,320
       965,000  Onondaga County, NY IDA (Community General Hospital)(1)                5.500      11/01/2018          852,790
     4,765,000  Onondaga County, NY IDA (Community General Hospital)(1)                6.625      01/01/2018        4,332,815
     1,185,000  Onondaga County, NY IDA (Free Library)(1)                              5.125      03/01/2030        1,123,759
     1,115,000  Onondaga County, NY IDA (Free Library)(1)                              5.125      03/01/2037        1,002,296
       500,000  Onondaga County, NY IDA Sewage Waste Facilities (Anheuser-Busch
                Companies)(1)                                                          6.250      12/01/2034          500,155
    42,834,598  Onondaga County, NY Res Rec(1)                                         0.000(8)   05/01/2022       31,275,253
    30,165,000  Onondaga County, NY Res Rec(1)                                         5.000      05/01/2015       27,754,817
     2,000,000  Onondaga, NY Civic Devel Corp. (Le Moyne College)(1)                   5.375      07/01/2040        1,856,940
     2,500,000  Orange County, NY IDA (Arden Hill Life Care Center)(1)                 7.000      08/01/2021        2,272,200
     2,325,000  Orange County, NY IDA (Arden Hill Life Care Center)(1)                 7.000      08/01/2031        1,958,441
     2,090,000  Orange County, NY IDA (Arden Hill Life Care Center)(1)                 7.000      08/01/2031        1,760,491
     2,045,000  Orange County, NY IDA (Glen Arden)(1)                                  5.625      01/01/2018        1,772,013
     5,590,000  Orange County, NY IDA (Glen Arden)(1)                                  5.700      01/01/2028        4,112,675
        70,000  Orange County, NY IDA (Orange Mental Retardation Properties)           7.800      07/01/2011           70,385
     1,715,000  Orange County, NY IDA (St. Luke's Cornwall Hospital Obligated
                Group)(1)                                                              5.375      12/01/2021        1,703,201


                         14 | Rochester Fund Municipals

ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS MARCH 31, 2011 (UNAUDITED)

   PRINCIPAL
    AMOUNT                                                                              COUPON     MATURITY        VALUE
--------------                                                                        ----------  ----------  ---------------
NEW YORK CONTINUED
$    6,330,000  Orange County, NY IDA (St. Luke's Cornwall Hospital Obligated
                Group)(1)                                                              5.375%     12/01/2026  $     5,841,134
     2,235,000  Orange County, NY IDA (St. Luke's Cornwall Hospital Obligated
                Group)(1)                                                              5.375      12/01/2026        2,062,391
    11,665,000  Peekskill, NY IDA (Drum Hill)(1)                                       6.375      10/01/2028        8,711,422
    42,570,000  Port Authority  NY/NJ (Continental Airlines)                           9.125      12/01/2015       43,102,125
    16,420,000  Port Authority  NY/NJ (JFK International Air Terminal)(1)              5.750      12/01/2022       15,628,063
    31,720,000  Port Authority  NY/NJ (JFK International Air Terminal)                 5.750      12/01/2025       29,773,978
    18,625,000  Port Authority  NY/NJ (JFK International Air Terminal)(1)              5.900      12/01/2017       18,582,721
     2,110,000  Port Authority  NY/NJ (KIAC)                                           6.750      10/01/2011        2,103,733
    50,300,000  Port Authority  NY/NJ (KIAC)(1)                                        6.750      10/01/2019       46,443,499
        35,000  Port Authority  NY/NJ, 122nd Series(1)                                 5.000      07/15/2026           34,465
       240,000  Port Authority  NY/NJ, 126th Series(1)                                 5.125      11/15/2030          238,810
        50,000  Port Authority  NY/NJ, 127th Series(1)                                 5.200      12/15/2027           50,123
    33,025,000  Port Authority  NY/NJ, 136th Series(4)                                 5.125      05/01/2034       32,194,249
    19,175,000  Port Authority  NY/NJ, 136th Series(4)                                 5.375      11/01/2028       19,359,378
    22,855,000  Port Authority  NY/NJ, 136th Series(4)                                 5.500      11/01/2029       23,151,723
    26,000,000  Port Authority  NY/NJ, 138th Series(4)                                 4.750      12/01/2034       23,934,560
    27,255,000  Port Authority  NY/NJ, 141st Series(4)                                 4.500      09/01/2029       24,813,244
    47,910,000  Port Authority  NY/NJ, 143rd Series(4)                                 5.000      10/01/2030       46,945,572
    12,840,000  Port Authority  NY/NJ, 146th Series(4)                                 4.500      12/01/2034       11,406,953
        10,000  Port Authority  NY/NJ, 146th Series(1)                                 4.500      12/01/2034            8,872
    26,100,000  Port Authority  NY/NJ, 146th Series(4)                                 4.750      12/01/2027       24,551,696
        10,000  Port Authority  NY/NJ, 146th Series(1)                                 4.750      12/01/2027            9,401
    13,005,000  Port Authority  NY/NJ, 147th Series(4)                                 4.750      10/15/2028       12,020,070
    17,790,000  Port Authority  NY/NJ, 147th Series(4)                                 5.000      10/15/2027       17,197,754
    20,000,000  Port Authority  NY/NJ, 147th Series(4)                                 5.000      10/15/2032       18,856,550
    82,000,000  Port Authority  NY/NJ, 151st Series(4)                                 5.750      03/15/2035       83,596,109
    15,000,000  Port Authority  NY/NJ, 151st Series(4)                                 6.000      09/15/2028       15,603,750
   101,940,000  Port Authority  NY/NJ, 152nd Series(4)                                 5.250      11/01/2035       98,856,315
    13,715,000  Port Authority  NY/NJ, 152nd Series(4)                                 5.250      05/01/2038       13,132,188
    22,500,000  Port Authority  NY/NJ, 152nd Series(4)                                 5.750      11/01/2030       23,237,775
    15,000,000  Port Authority  NY/NJ, 166th Series(4)                                 5.250      07/15/2036       15,095,850
    50,660,000  Port Authority  NY/NJ, 37th Series(4)                                  5.250      07/15/2034       50,218,751
     2,755,000  Poughkeepsie, NY IDA (Eastman & Bixby Redevel. Corp.)(1)               6.000      08/01/2032        2,755,138
     1,500,000  Rensselaer County, NY IDA (Franciscan Heights)(1)                      5.375      12/01/2036        1,364,220
     6,385,000  Rensselaer County, NY Tobacco Asset Securitization Corp.(1)            5.625      06/01/2035        5,114,257
     7,300,000  Rensselaer County, NY Tobacco Asset Securitization Corp.(1)            5.750      06/01/2043        5,802,770
     4,820,000  Rensselaer, NY City School District COP(1)                             5.000      06/01/2036        3,999,491


                         15 | Rochester Fund Municipals

ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS MARCH 31, 2011 (UNAUDITED)

   PRINCIPAL
    AMOUNT                                                                              COUPON     MATURITY        VALUE
--------------                                                                        ----------  ----------  ---------------
NEW YORK CONTINUED
$    1,290,000  Riverhead, NY IDA (Michael Reilly Design)(1)                           8.875%     08/01/2021  $     1,291,922
     6,790,000  Rochester, NY Museum & Science Center(1)                               6.125      12/01/2015        6,519,962
     1,195,000  Rockland County, NY IDA (Crystal Run Village/Rockland County
                Assoc. for the Learning Disabled Obligated Group)(1)                   4.900      07/01/2021          977,450
     9,225,000  Rockland County, NY Tobacco Asset Securitization Corp.(1)              5.625      08/15/2035        7,383,506
    10,095,000  Rockland County, NY Tobacco Asset Securitization Corp.(1)              5.750      08/15/2043        8,021,487
    30,000,000  Rockland County, NY Tobacco Asset Securitization Corp.                 5.875(3)   08/15/2045          893,100
   486,000,000  Rockland County, NY Tobacco Asset Securitization Corp.                 7.668(3)   08/15/2060        1,963,440
        20,000  Sanford Town, NY GO(1)                                                 5.250      04/15/2015           21,600
        20,000  Sanford Town, NY GO(1)                                                 5.250      04/15/2016           21,599
        25,000  Sanford Town, NY GO(1)                                                 5.250      04/15/2017           26,600
        25,000  Sanford Town, NY GO(1)                                                 5.250      04/15/2018           26,245
        25,000  Sanford Town, NY GO(1)                                                 5.250      04/15/2019           25,760
        25,000  Sanford Town, NY GO(1)                                                 5.250      04/15/2020           25,554
        30,000  Sanford Town, NY GO(1)                                                 5.250      04/15/2021           30,471
        30,000  Sanford Town, NY GO(1)                                                 5.250      04/15/2022           30,322
        30,000  Sanford Town, NY GO(1)                                                 5.250      04/15/2023           30,159
        30,000  Sanford Town, NY GO(1)                                                 5.250      04/15/2024           30,069
        35,000  Sanford Town, NY GO(1)                                                 5.250      04/15/2025           34,725
        35,000  Sanford Town, NY GO(1)                                                 5.250      04/15/2026           34,428
        40,000  Sanford Town, NY GO(1)                                                 5.250      04/15/2027           38,942
        40,000  Sanford Town, NY GO(1)                                                 5.250      04/15/2028           38,390
        40,000  Sanford Town, NY GO(1)                                                 5.250      04/15/2029           38,073
        45,000  Sanford Town, NY GO(1)                                                 5.250      04/15/2030           42,465
        45,000  Sanford Town, NY GO(1)                                                 5.250      04/15/2031           42,342
        50,000  Sanford Town, NY GO(1)                                                 5.250      04/15/2032           46,912
        50,000  Sanford Town, NY GO(1)                                                 5.250      04/15/2033           46,602
        55,000  Sanford Town, NY GO(1)                                                 5.250      04/15/2034           50,786
        60,000  Sanford Town, NY GO(1)                                                 5.250      04/15/2035           54,735
        60,000  Sanford Town, NY GO(1)                                                 5.250      04/15/2036           54,062
     3,000,000  Saratoga County, NY IDA (Saratoga Hospital/Saratoga Care/Benedict
                Community Health Center)(1)                                            5.125      12/01/2033        2,697,360
     2,650,000  Seneca County, NY IDA (New York Chiropractic College)(1)               5.000      10/01/2027        2,464,023
    22,885,000  SONYMA, Series 106(4)                                                  5.250      04/01/2034       21,406,253
    30,225,000  SONYMA, Series 109(4)                                                  4.950      10/01/2034       28,042,453
     9,510,000  SONYMA, Series 133(4)                                                  5.050      10/01/2026        9,245,681
    23,000,000  SONYMA, Series 137(4)                                                  4.700      10/01/2031       20,911,612
    21,155,000  SONYMA, Series 140(4)                                                  4.750      10/01/2037       18,137,909
    11,335,000  SONYMA, Series 143(4)                                                  4.900      10/01/2037       10,143,931


                         16 | Rochester Fund Municipals

ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS MARCH 31, 2011 (UNAUDITED)

   PRINCIPAL
    AMOUNT                                                                              COUPON     MATURITY        VALUE
--------------                                                                        ----------  ----------  ---------------
NEW YORK CONTINUED
$    5,045,000  SONYMA, Series 145(4)                                                  5.125%     10/01/2037  $     4,715,465
     1,955,000  SONYMA, Series 148(4)                                                  5.150      10/01/2027        1,922,045
     6,370,000  SONYMA, Series 148(4)                                                  5.200      10/01/2032        6,115,064
        25,000  SONYMA, Series 67(1)                                                   5.700      10/01/2017           25,028
       890,000  SONYMA, Series 69(1)                                                   5.500      10/01/2028          890,000
    26,645,000  SONYMA, Series 71(4)                                                   5.400      04/01/2029       26,523,584
        30,000  SONYMA, Series 71(1)                                                   5.400      04/01/2029           29,864
        25,000  SONYMA, Series 73(1)                                                   5.250      10/01/2017           25,019
       330,000  SONYMA, Series 73                                                      5.300      10/01/2028          327,142
    23,875,000  SONYMA, Series 73-A(4)                                                 5.300      10/01/2028       23,668,069
     3,585,000  SONYMA, Series 77(1)                                                   5.150      04/01/2029        3,512,942
     9,535,000  SONYMA, Series 79(4)                                                   5.300      04/01/2029        9,382,693
       345,000  SONYMA, Series 82(1)                                                   5.650      04/01/2030          345,014
     4,360,000  St. Lawrence County, NY IDA (Curran Renewable Energy)(1)               7.250      12/01/2029        3,340,022
     2,210,000  St. Lawrence County, NY IDA (Edwards John Noble Hospital)(1)           5.250      10/01/2020        2,125,291
     5,440,000  St. Lawrence County, NY IDA (Edwards John Noble Hospital)(1)           6.250      10/01/2040        4,877,994
     4,280,000  Suffolk County, NY Economic Devel. Corp., Series A(1)                  7.375      12/01/2040        4,067,840
       910,000  Suffolk County, NY IDA (ACLD)(1)                                       6.000      12/01/2019          832,650
       380,000  Suffolk County, NY IDA (ALIA-ACDS)(1)                                  7.125      06/01/2017          377,773
     2,035,000  Suffolk County, NY IDA (ALIA-ACLD)(1)                                  5.950      10/01/2021        1,809,237
       175,000  Suffolk County, NY IDA (ALIA-ACLD)(1)                                  6.375      06/01/2014          172,191
       460,000  Suffolk County, NY IDA (ALIA-ACLD)(1)                                  6.500      03/01/2018          438,260
       435,000  Suffolk County, NY IDA (ALIA-ACLD)(1)                                  7.500      09/01/2015          440,533
       150,000  Suffolk County, NY IDA (ALIA-ADD)(1)                                   6.950      12/01/2014          150,258
       345,000  Suffolk County, NY IDA (ALIA-ADD)(1)                                   7.125      06/01/2017          342,978
       175,000  Suffolk County, NY IDA (ALIA-ADD)(1)                                   7.500      09/01/2015          177,226
       845,000  Suffolk County, NY IDA (ALIA-Adelante)(1)                              6.500      11/01/2037          699,280
     1,245,000  Suffolk County, NY IDA (ALIA-Civic Facility)(1)                        5.950      11/01/2022        1,092,761
     2,700,000  Suffolk County, NY IDA (ALIA-DDI)(1)                                   5.950      10/01/2021        2,400,462
       655,000  Suffolk County, NY IDA (ALIA-DDI)(1)                                   6.375      06/01/2014          644,487
       100,000  Suffolk County, NY IDA (ALIA-DDI)(1)                                   7.500      09/01/2015          101,272
       780,000  Suffolk County, NY IDA (ALIA-FREE)(1)                                  5.950      10/01/2021          693,467
       390,000  Suffolk County, NY IDA (ALIA-FREE)(1)                                  6.375      06/01/2014          383,741
       905,000  Suffolk County, NY IDA (ALIA-FREE)(1)                                  6.950      12/01/2014          906,557
     2,600,000  Suffolk County, NY IDA (ALIA-FREE)(1)                                  7.125      06/01/2017        2,584,764
       555,000  Suffolk County, NY IDA (ALIA-IGHL)(1)                                  5.950      10/01/2021          493,428
       710,000  Suffolk County, NY IDA (ALIA-IGHL)(1)                                  5.950      11/01/2022          623,181
       375,000  Suffolk County, NY IDA (ALIA-IGHL)(1)                                  6.000      10/01/2031          303,863
       310,000  Suffolk County, NY IDA (ALIA-IGHL)(1)                                  6.375      06/01/2014          305,025
       310,000  Suffolk County, NY IDA (ALIA-IGHL)(1)                                  6.950      12/01/2014          310,533
       800,000  Suffolk County, NY IDA (ALIA-IGHL)(1)                                  7.125      06/01/2017          795,312


                         17 | Rochester Fund Municipals

ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS MARCH 31, 2011 (UNAUDITED)

   PRINCIPAL
    AMOUNT                                                                              COUPON     MATURITY        VALUE
--------------                                                                        ----------  ----------  ---------------
NEW YORK CONTINUED
$    1,945,000  Suffolk County, NY IDA (ALIA-IGHL)(1)                                  7.250%     12/01/2033  $     1,801,848
       125,000  Suffolk County, NY IDA (ALIA-IGHL)(1)                                  7.500      09/01/2015          126,590
     1,970,000  Suffolk County, NY IDA (ALIA-LIHIA)(1)                                 5.950      11/01/2022        1,729,108
       185,000  Suffolk County, NY IDA (ALIA-LIHIA)(1)                                 6.375      06/01/2014          182,031
       365,000  Suffolk County, NY IDA (ALIA-LIHIA)(1)                                 6.950      12/01/2014          365,628
       120,000  Suffolk County, NY IDA (ALIA-LIHIA)(1)                                 7.500      09/01/2015          121,526
       310,000  Suffolk County, NY IDA (ALIA-MCH)(1)                                   6.375      06/01/2014          305,025
       810,000  Suffolk County, NY IDA (ALIA-MCH)(1)                                   6.950      12/01/2014          811,393
       975,000  Suffolk County, NY IDA (ALIA-MCH)(1)                                   7.125      06/01/2017          969,287
       790,000  Suffolk County, NY IDA (ALIA-NYS ARC)(1)                               5.950      11/01/2022          693,399
       485,000  Suffolk County, NY IDA (ALIA-NYS ARC)(1)                               7.500      09/01/2015          491,169
       240,000  Suffolk County, NY IDA (ALIA-Pederson-Krag Center)(1)                  8.375      06/01/2016          245,254
       360,000  Suffolk County, NY IDA (ALIA-SMCFS)(1)                                 7.500      09/01/2015          364,579
       390,000  Suffolk County, NY IDA (ALIA-Suffolk Hostels)(1)                       7.500      09/01/2015          394,961
     1,870,000  Suffolk County, NY IDA (ALIA-UCPAGS)(1)                                5.950      10/01/2021        1,662,542
       130,000  Suffolk County, NY IDA (ALIA-UCPAGS)(1)                                6.375      06/01/2014          127,914
       540,000  Suffolk County, NY IDA (ALIA-UCPAGS)(1)                                6.950      12/01/2014          540,929
       535,000  Suffolk County, NY IDA (ALIA-UCPAGS)(1)                                7.000      06/01/2016          533,053
       275,000  Suffolk County, NY IDA (ALIA-UCPAGS)(1)                                7.500      09/01/2015          278,498
     3,530,000  Suffolk County, NY IDA (ALIA-UVBH)(1)                                  6.500      11/01/2037        2,921,252
       765,000  Suffolk County, NY IDA (ALIA-WORCA)(1)                                 5.950      11/01/2022          671,456
       190,000  Suffolk County, NY IDA (ALIA-WORCA)(1)                                 6.950      12/01/2014          190,327
       610,000  Suffolk County, NY IDA (ALIA-WORCA)(1)                                 7.125      06/01/2017          606,425
       320,000  Suffolk County, NY IDA (ALIA-WORCA)(1)                                 7.500      09/01/2015          324,070
       575,000  Suffolk County, NY IDA (Catholic Charities)(1)                         6.000      10/01/2020          520,870
       180,000  Suffolk County, NY IDA (DDI)(1)                                        6.000      12/01/2019          164,700
       500,000  Suffolk County, NY IDA (DDI)(1)                                        6.000      10/01/2020          452,930
       515,000  Suffolk County, NY IDA (DDI)(1)                                        6.000      10/01/2020          466,518
     4,620,000  Suffolk County, NY IDA (DDI)(1)                                        7.250      03/01/2024        4,483,433
     7,555,000  Suffolk County, NY IDA (DDI)(1)                                        8.750      03/01/2023        7,635,990
     5,000,000  Suffolk County, NY IDA (Dowling College)(1)                            5.000      06/01/2036        3,279,650
     2,630,000  Suffolk County, NY IDA (Dowling College)(1)                            6.700      12/01/2020        2,515,253
     2,900,000  Suffolk County, NY IDA (Easter Long Island Hospital Assoc.)(1)         5.375      01/01/2027        2,201,245
     3,745,000  Suffolk County, NY IDA (Easter Long Island Hospital Assoc.)(1)         5.500      01/01/2037        2,618,766
     1,310,000  Suffolk County, NY IDA (Family Residences)(1)                          6.000      12/01/2019        1,198,650
     1,345,000  Suffolk County, NY IDA (Family Services League)(1)                     5.000      11/01/2027        1,327,784
       930,000  Suffolk County, NY IDA (Family Services League)(1)                     5.000      11/01/2034          838,851
     2,195,000  Suffolk County, NY IDA (Federation of Organizations)(1)                8.125      04/01/2030        2,219,035
     2,560,000  Suffolk County, NY IDA (Gurwin Jewish-Phase II)(1)                     6.700      05/01/2039        2,378,035


                         18 | Rochester Fund Municipals

ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS MARCH 31, 2011 (UNAUDITED)

   PRINCIPAL
    AMOUNT                                                                              COUPON     MATURITY        VALUE
--------------                                                                        ----------  ----------  ---------------
NEW YORK CONTINUED
$    3,185,000  Suffolk County, NY IDA (Huntington First Aid Squad)(1)                 6.650%     11/01/2017  $     3,084,736
       210,000  Suffolk County, NY IDA (Independent Group Home Living)(1)              6.000      12/01/2019          192,150
       995,000  Suffolk County, NY IDA (Independent Group Home Living)(1)              6.000      10/01/2020          901,331
     3,275,000  Suffolk County, NY IDA (Innovative Realty I)(1)                        6.000      11/01/2037        2,246,061
     8,600,000  Suffolk County, NY IDA (Jefferson's Ferry)(1)                          5.000      11/01/2028        7,604,808
     4,065,000  Suffolk County, NY IDA (L.I. Network Community Services)(1)            7.550      02/01/2034        3,877,888
     7,875,000  Suffolk County, NY IDA (Medford Hamlet Assisted Living)(1)             6.375      01/01/2039        5,751,664
     1,865,000  Suffolk County, NY IDA (Nassau-Suffolk Services for Autism)(1)         6.750      11/01/2036        1,614,456
       635,000  Suffolk County, NY IDA (Nassau-Suffolk Services for Autism)(1)         6.750      11/01/2036          549,694
     2,390,000  Suffolk County, NY IDA (New Interdisciplinary School)(1)               6.750      12/01/2019        2,299,682
     2,000,000  Suffolk County, NY IDA (New York Institute of Technology)(1)           5.000      03/01/2026        1,933,580
     4,505,000  Suffolk County, NY IDA (Nissequogue Cogeneration Partners)(1)          5.300      01/01/2013        4,381,743
    26,425,000  Suffolk County, NY IDA (Nissequogue Cogeneration Partners)(1)          5.500      01/01/2023       23,253,472
     4,800,000  Suffolk County, NY IDA (Pederson-Krager Center)(1)                     7.200      02/01/2035        4,018,464
     2,490,000  Suffolk County, NY IDA (Pederson-Krager Center)(1)                     8.125      04/01/2030        2,479,243
       930,000  Suffolk County, NY IDA (Special Needs Facilities Pooled
                Program)(1)                                                            5.250      07/01/2022          770,765
     2,540,000  Suffolk County, NY IDA (St. Vincent De Paul in the Diocese of
                Rockville Center)(1)                                                   8.000      04/01/2030        2,567,610
       475,000  Suffolk County, NY IDA (Suffolk Hotels)(1)                             6.000      10/01/2020          430,284
     1,645,000  Suffolk County, NY IDA (United Cerebral Palsy Assoc.)(1)               6.000      12/01/2019        1,505,175
     3,255,000  Suffolk County, NY IDA (United Cerebral Palsy Assoc.)(1)               7.875      09/01/2041        3,083,299
       740,000  Suffolk County, NY IDA (WORCA)(1)                                      6.000      10/01/2020          670,336
   119,295,000  Suffolk, NY Tobacco Asset Securitization Corp.(1)                      0.000(8)   06/01/2044       88,206,723
    12,095,000  Suffolk, NY Tobacco Asset Securitization Corp.(1)                      5.375      06/01/2028        9,856,095
    29,915,000  Suffolk, NY Tobacco Asset Securitization Corp.(1)                      6.000      06/01/2048       23,177,843
   287,265,000  Suffolk, NY Tobacco Asset Securitization Corp.                         8.000(3)   06/01/2048        6,426,118
     3,181,000  Sullivan County, NY Community College COP                              5.750      08/15/2025        2,498,739
     2,325,000  Sullivan County, NY IDA (Center for Discovery)(1)                      5.625      06/01/2013        2,249,345
    12,600,000  Sullivan County, NY IDA (Center for Discovery)(1)                      5.875      07/01/2022        9,837,702
     5,200,000  Sullivan County, NY IDA (Center for Discovery)(1)                      6.000      06/01/2019        4,626,752
    13,840,000  Sullivan County, NY IDA (Center for Discovery)(1)                      6.000      07/01/2037       10,285,611
     4,500,000  Sullivan County, NY IDA (Center for Discovery)(1)                      6.500      06/01/2025        3,842,100
     4,395,000  Sullivan County, NY IDA (Center for Discovery)(1)                      6.950      02/01/2035        3,531,822


                         19 | Rochester Fund Municipals

ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS MARCH 31, 2011 (UNAUDITED)

   PRINCIPAL
    AMOUNT                                                                              COUPON     MATURITY        VALUE
--------------                                                                        ----------  ----------  ---------------
NEW YORK CONTINUED
$      440,000  Sullivan County, NY IDA (Center for Discovery)(1)                      7.250%     01/01/2017  $       437,241
     9,965,000  Sullivan County, NY IDA (Center for Discovery)(1)                      7.750      02/01/2027        9,458,778
     6,745,000  Syracuse, NY Hsg. Authority (Loretto Sedgwick Heights Corp.)(1)        8.500      11/01/2031        5,823,566
     2,385,000  Syracuse, NY Hsg. Authority (Pavilion on James)(1)                     7.500      11/01/2042        2,022,647
   189,865,000  Syracuse, NY IDA (Carousel Center)(1)                                  5.000      01/01/2036      139,275,471
     1,000,000  Syracuse, NY IDA (Crouse Irving Health Hospital)(1)                    5.375      01/01/2023          875,910
     8,235,000  Syracuse, NY IDA (James Square)                                        7.197(3)   08/01/2025        3,199,874
       725,000  Syracuse, NY IDA (Jewish Home of Central New York)(1)                  7.375      03/01/2021          695,261
     2,050,000  Syracuse, NY IDA (Jewish Home of Central New York)(1)                  7.375      03/01/2031        1,819,437
        75,000  Taconic Hills, NY (Central School District at Craryville)(1)           5.000      06/15/2026           75,369
        40,000  Tompkins, NY Health Care Corp. (Reconstruction Home)(1)               10.800      02/01/2028           42,340
    11,425,000  Troy, NY Capital Resource Corp. (Rensselaer Polytechnic
                Institute)(1)                                                          5.000      09/01/2030       10,878,885
     1,530,000  Ulster County, NY IDA (Brooklyn Bottling)(1)                           8.600      06/30/2022        1,489,623
       185,000  Ulster County, NY Res Rec(1)                                           5.000      03/01/2020          187,144
     3,080,000  Ulster County, NY Tobacco Asset Securitization Corp.(1)                6.000      06/01/2040        2,523,198
     2,175,000  Ulster County, NY Tobacco Asset Securitization Corp.                   6.250      06/01/2025        2,024,273
     3,005,000  Ulster County, NY Tobacco Asset Securitization Corp.(1)                6.450      06/01/2040        2,504,728
     3,550,000  Utica, NY IDA (Utica College Civic Facility)(1)                        6.850      12/01/2031        3,452,979
     1,800,000  Wayne County, NY IDA (ARC)(1)                                          8.375      03/01/2018        1,800,648
        20,000  Westchester County, NY GO(1)                                           5.375      12/15/2014           20,134
     4,300,000  Westchester County, NY Healthcare Corp., Series A(1)                   5.875      11/01/2025        4,249,217
     1,810,000  Westchester County, NY IDA (Beth Abraham Hospital)(1)                  8.375      12/01/2025        1,820,570
     3,550,000  Westchester County, NY IDA (Children's Village)(1)                     6.000      06/01/2022        3,142,247
     1,215,000  Westchester County, NY IDA (Clearview School)(1)                       7.250      01/01/2035        1,119,878
     2,945,000  Westchester County, NY IDA (Field Home)(1)                             6.000      08/15/2017        2,748,480
     3,335,000  Westchester County, NY IDA (Field Home)(1)                             6.500      08/15/2022        3,070,401
     1,300,000  Westchester County, NY IDA (Guiding Eyes for the Blind)(1)             5.375      08/01/2024        1,272,674
     1,185,000  Westchester County, NY IDA (JDAM)(1)                                   6.750      04/01/2016        1,190,937
     3,325,000  Westchester County, NY IDA (Lawrence Hospital)(1)                      5.000      01/01/2028        2,960,281
       615,000  Westchester County, NY IDA (Lawrence Hospital)(1)                      5.125      01/01/2018          615,129
     1,430,000  Westchester County, NY IDA (Rippowam-Cisqua School)(1)                 5.750      06/01/2029        1,373,844
     1,000,000  Westchester County, NY IDA (Schnurmacher Center)(1)                    6.500      11/01/2013          993,620


                         20 | Rochester Fund Municipals

ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS MARCH 31, 2011 (UNAUDITED)

   PRINCIPAL
    AMOUNT                                                                              COUPON     MATURITY        VALUE
--------------                                                                        ----------  ----------  ---------------
NEW YORK CONTINUED
$    1,710,000  Westchester County, NY IDA (Schnurmacher Center)(1)                    6.500%     11/01/2033  $     1,424,310
       160,000  Westchester County, NY IDA (Westchester Airport Assoc.)(1)             5.950      08/01/2024          160,035
     2,660,000  Westchester County, NY IDA (Winward School)(1)                         5.250      10/01/2031        2,406,130
     4,475,000  Westchester County, NY Tobacco Asset Securitization Corp.(1)           5.000      06/01/2026        3,887,925
    59,900,000  Westchester County, NY Tobacco Asset Securitization Corp.(1)           5.125      06/01/2038       42,382,245
    52,770,000  Westchester County, NY Tobacco Asset Securitization Corp.(1)           5.125      06/01/2045       35,946,396
       850,000  Yonkers, NY EDC (Charter School of Educational Excellence)(1)          6.250      10/15/2040          755,463
     3,825,000  Yonkers, NY IDA (Hudson Scenic Studio)(1)                              6.625      11/01/2019        3,509,476
     1,525,000  Yonkers, NY IDA (Philipsburgh Hall Associates)                         7.500      11/01/2030        1,106,174
     2,200,000  Yonkers, NY IDA (St. Joseph's Hospital)(1)                             6.150      03/01/2015        1,850,420
     1,275,000  Yonkers, NY IDA (St. Joseph's Hospital)(1)                             8.500      12/30/2013        1,275,816
     3,600,000  Yonkers, NY IDA (St. Joseph's Hospital), Series 98-A(1)                6.150      03/01/2015        3,027,960
       900,000  Yonkers, NY IDA (St. Joseph's Hospital), Series 98-B(1)                6.150      03/01/2015          756,990
     2,740,000  Yonkers, NY IDA (Westchester School)(1)                                8.750      12/30/2023        2,741,096
       800,000  Yonkers, NY Parking Authority(1)                                       6.000      06/15/2018          769,192
     1,215,000  Yonkers, NY Parking Authority(1)                                       6.000      06/15/2024        1,052,737
                                                                                                              ---------------
                                                                                                                5,545,848,334
                                                                                                              ---------------
U.S. POSSESSIONS--35.7%
       825,000  Guam Education Financing Foundation COP(1)                             5.000      10/01/2023          781,919
       505,000  Guam GO(1)                                                             5.250      11/15/2037          422,145
     6,000,000  Guam GO(1)                                                             6.750      11/15/2029        6,073,560
    10,000,000  Guam GO(1)                                                             7.000      11/15/2039       10,285,200
       300,000  Guam Hsg. Corp. (Single Family Mtg.)(1)                                5.750      09/01/2031          310,614
       290,000  Guam Power Authority, Series A(1)                                      5.250      10/01/2023          269,616
    20,000,000  Guam Power Authority, Series A(1)                                      5.250      10/01/2034       17,984,000
     5,200,000  Guam Power Authority, Series A(1)                                      5.500      10/01/2030        4,892,108
     7,700,000  Guam Power Authority, Series A(1)                                      5.500      10/01/2040        7,051,737
     2,000,000  Northern Mariana Islands Commonwealth, Series A(1)                     5.000      10/01/2022        1,634,760
    34,875,000  Northern Mariana Islands Commonwealth, Series A(1)                     5.000      06/01/2030       26,225,303
     8,400,000  Northern Mariana Islands Ports Authority, Series A                     6.250      03/15/2028        5,799,864
    16,280,000  Northern Mariana Islands Ports Authority, Series A(1)                  6.600      03/15/2028       14,389,404
    55,650,000  Puerto Rico Aqueduct & Sewer Authority(1)                              0.000(8)   07/01/2024       56,276,619
    49,000,000  Puerto Rico Aqueduct & Sewer Authority(4)                              5.125      07/01/2047       43,660,470
    53,945,000  Puerto Rico Aqueduct & Sewer Authority(1)                              6.000      07/01/2038       50,612,817
   101,865,000  Puerto Rico Aqueduct & Sewer Authority(1)                              6.000      07/01/2044       94,690,648
     5,000,000  Puerto Rico Aqueduct & Sewer Authority(1)                              6.000      07/01/2044        4,647,850
    56,685,000  Puerto Rico Children's Trust Fund (TASC)(1)                            5.625      05/15/2043       46,459,593
   268,500,000  Puerto Rico Children's Trust Fund (TASC)                               6.617(3)   05/15/2050        8,229,525
   745,000,000  Puerto Rico Children's Trust Fund (TASC)                               7.165(3)   05/15/2055       11,122,850


                         21 | Rochester Fund Municipals

ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS MARCH 31, 2011 (UNAUDITED)

   PRINCIPAL
    AMOUNT                                                                              COUPON     MATURITY        VALUE
--------------                                                                        ----------  ----------  ---------------
U.S. POSSESSIONS CONTINUED
$3,519,880,000  Puerto Rico Children's Trust Fund (TASC)                               7.625%(3)  05/15/2057  $    43,435,319
 3,179,200,000  Puerto Rico Children's Trust Fund (TASC)                               8.375(3)   05/15/2057       32,904,720
        20,000  Puerto Rico Commonwealth GO(1)                                         5.000      07/01/2026           19,255
     2,000,000  Puerto Rico Commonwealth GO(1)                                         5.000      07/01/2033        1,723,000
    10,230,000  Puerto Rico Commonwealth GO(1)                                         5.000      07/01/2034        8,694,375
     5,000,000  Puerto Rico Commonwealth GO(1)                                         5.125      07/01/2031        4,668,150
     2,200,000  Puerto Rico Commonwealth GO(1)                                         5.250      07/01/2026        2,076,272
     5,000,000  Puerto Rico Commonwealth GO(1)                                         5.250      07/01/2027        4,697,600
     2,920,000  Puerto Rico Commonwealth GO(1)                                         5.250      07/01/2030        2,696,737
    14,500,000  Puerto Rico Commonwealth GO(1)                                         5.250      07/01/2031       13,186,155
    10,230,000  Puerto Rico Commonwealth GO(1)                                         5.250      07/01/2034        9,006,287
    43,385,000  Puerto Rico Commonwealth GO(1)                                         5.250      07/01/2037       37,321,512
     5,000,000  Puerto Rico Commonwealth GO(1)                                         5.375      07/01/2033        4,533,100
     7,850,000  Puerto Rico Commonwealth GO(1)                                         5.500      07/01/2029        7,526,580
    81,300,000  Puerto Rico Commonwealth GO(1)                                         5.500      07/01/2032       75,343,149
     9,975,000  Puerto Rico Electric Power Authority, Series AAA(1)                    5.250      07/01/2026        9,491,512
    31,665,000  Puerto Rico Electric Power Authority, Series AAA(1)                    5.250      07/01/2027       29,972,506
    46,420,000  Puerto Rico Electric Power Authority, Series AAA(1)                    5.250      07/01/2028       43,752,243
    18,070,000  Puerto Rico Electric Power Authority, Series AAA(1)                    5.250      07/01/2029       16,900,510
    19,025,000  Puerto Rico Electric Power Authority, Series AAA(1)                    5.250      07/01/2030       17,508,898
    20,025,000  Puerto Rico Electric Power Authority, Series AAA(1)                    5.250      07/01/2031       18,102,200
    15,150,000  Puerto Rico Electric Power Authority, Series TT(1)                     5.000      07/01/2037       12,720,849
    60,000,000  Puerto Rico Electric Power Authority, Series UU(1)                     0.723(9)   07/01/2029       40,781,400
        45,000  Puerto Rico HFC(1)                                                     5.100      12/01/2018           45,625
     9,515,000  Puerto Rico Highway & Transportation Authority(1)                      5.000      07/01/2028        8,642,950
     4,845,000  Puerto Rico Highway & Transportation Authority(1)                      5.250      07/01/2030        4,474,551
     3,100,000  Puerto Rico Highway & Transportation Authority                         5.300      07/01/2035        2,720,436
     4,000,000  Puerto Rico Highway & Transportation Authority(1)                      5.500      07/01/2029        3,856,880
       270,000  Puerto Rico Highway & Transportation Authority(1)                      5.750      07/01/2020          273,119
    11,585,000  Puerto Rico Highway & Transportation Authority, Series G(1)            5.000      07/01/2033        9,980,478
    28,570,000  Puerto Rico Highway & Transportation Authority, Series G(1)            5.000      07/01/2042       23,255,694
     3,885,000  Puerto Rico Highway & Transportation Authority, Series H(1)            5.450      07/01/2035        3,481,310
     6,500,000  Puerto Rico Highway & Transportation Authority, Series K(1)            5.000      07/01/2027        5,937,750
     3,145,000  Puerto Rico Highway & Transportation Authority, Series K(1)            5.000      07/01/2030        2,814,932
     2,600,000  Puerto Rico Highway & Transportation Authority, Series L(1)            5.250      07/01/2023        2,544,646
    17,205,000  Puerto Rico Highway & Transportation Authority, Series L(1)            5.250      07/01/2030       15,889,506
     6,795,000  Puerto Rico Highway & Transportation Authority, Series L(1)            5.250      07/01/2041        5,770,858


                         22 | Rochester Fund Municipals

ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS MARCH 31, 2011 (UNAUDITED)

   PRINCIPAL
    AMOUNT                                                                              COUPON     MATURITY        VALUE
--------------                                                                        ----------  ----------  ---------------
U.S. POSSESSIONS CONTINUED
$   92,120,000  Puerto Rico Highway & Transportation Authority, Series M(1)            5.000%     07/01/2046  $    74,362,949
   125,620,000  Puerto Rico Highway & Transportation Authority, Series N(1)            0.733(9)   07/01/2041       69,232,951
    74,940,000  Puerto Rico Highway & Transportation Authority, Series N(1)            0.733(9)   07/01/2045       40,513,313
    16,080,000  Puerto Rico Highway & Transportation Authority, Series N(1)            5.250      07/01/2032       14,515,738
    53,445,000  Puerto Rico Highway & Transportation Authority, Series N(1)            5.250      07/01/2039       45,640,961
    26,755,000  Puerto Rico Infrastructure(1)                                          5.000      07/01/2031       22,899,069
     6,000,000  Puerto Rico Infrastructure(1)                                          5.000      07/01/2037        4,860,240
    32,490,000  Puerto Rico Infrastructure(1)                                          5.000      07/01/2037       26,318,200
   202,145,000  Puerto Rico Infrastructure(1)                                          5.000      07/01/2041      160,875,077
   132,890,000  Puerto Rico Infrastructure(1)                                          5.000      07/01/2046      103,321,975
     1,295,000  Puerto Rico Infrastructure(1)                                          5.500      07/01/2026        1,257,173
    15,000,000  Puerto Rico Infrastructure(1)                                          5.500      07/01/2027       14,422,350
    16,955,000  Puerto Rico Infrastructure                                             5.650(3)   07/01/2029        4,728,410
    65,725,000  Puerto Rico Infrastructure                                             5.730(3)   07/01/2045        4,680,277
    25,000,000  Puerto Rico Infrastructure                                             5.800(3)   07/01/2032        5,331,000
     6,285,000  Puerto Rico ITEMECF (Ana G. Mendez University)(1)                      5.000      03/01/2036        4,836,559
     1,575,000  Puerto Rico ITEMECF (Ana G. Mendez University)(1)                      5.375      12/01/2021        1,495,746
     5,750,000  Puerto Rico ITEMECF (Ana G. Mendez University)(1)                      5.375      02/01/2029        4,915,388
     6,315,000  Puerto Rico ITEMECF (Ana G. Mendez University)(1)                      5.500      12/01/2031        5,385,369
    38,000,000  Puerto Rico ITEMECF (Cogeneration Facilities)(1)                       6.625      06/01/2026       38,041,420
     2,025,000  Puerto Rico ITEMECF (Ryder Memorial Hospital)(1)                       6.600      05/01/2014        1,967,227
     5,250,000  Puerto Rico ITEMECF (Ryder Memorial Hospital)(1)                       6.700      05/01/2024        4,245,518
     7,000,000  Puerto Rico ITEMECF (San Lucas & Cristo Redentor Hospitals)(1)         5.750      06/01/2029        5,385,450
       500,000  Puerto Rico ITEMECF (University of the Sacred Heart)(1)                5.250      09/01/2021          499,975
     8,000,000  Puerto Rico ITEMECF (University of the Sacred Heart)(1)                5.250      09/01/2031        7,254,960
     4,990,000  Puerto Rico Municipal Finance Agency, Series A(1)                      5.250      08/01/2025        4,766,498
     4,975,000  Puerto Rico Port Authority (American Airlines), Series A               6.250      06/01/2026        3,961,841
     6,395,000  Puerto Rico Port Authority (American Airlines), Series A               6.300      06/01/2023        5,260,015
    90,355,000  Puerto Rico Public Buildings Authority(1)                              5.000      07/01/2036       75,396,730
     7,500,000  Puerto Rico Public Buildings Authority(1)                              5.000      07/01/2037        6,238,725
    23,585,000  Puerto Rico Public Buildings Authority(1)                              5.250      07/01/2029       21,833,814
   121,570,000  Puerto Rico Public Buildings Authority(1)                              5.250      07/01/2033      107,450,860
       120,000  Puerto Rico Public Buildings Authority(1)                              5.375      07/01/2033          107,857
     1,500,000  Puerto Rico Public Buildings Authority(1)                              6.250      07/01/2021        1,601,040
     7,500,000  Puerto Rico Public Buildings Authority(1)                              6.250      07/01/2031        7,690,575
     8,000,000  Puerto Rico Public Buildings Authority(1)                              6.500      07/01/2030        8,287,920


                         23 | Rochester Fund Municipals

ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS MARCH 31, 2011 (UNAUDITED)

   PRINCIPAL
    AMOUNT                                                                              COUPON     MATURITY        VALUE
--------------                                                                        ----------  ----------  ---------------
U.S. POSSESSIONS CONTINUED
$    7,500,000  Puerto Rico Public Buildings Authority(1)                              6.750%     07/01/2036  $     7,885,800
   296,445,000  Puerto Rico Sales Tax Financing Corp., Series A(4)                     5.250      08/01/2057      276,745,233
   643,700,000  Puerto Rico Sales Tax Financing Corp., Series A                        5.401(3)   08/01/2054       31,972,579
   221,800,000  Puerto Rico Sales Tax Financing Corp., Series A                        5.939(3)   08/01/2056        9,608,376
    30,000,000  Puerto Rico Sales Tax Financing Corp., Series A                        6.500(3)   08/01/2042        3,644,400
     3,800,000  Puerto Rico Sales Tax Financing Corp., Series A(1)                     6.500      08/01/2044        3,935,356
    80,000,000  Puerto Rico Sales Tax Financing Corp., Series A                        6.504(3)   08/01/2043        9,044,000
    35,000,000  Puerto Rico Sales Tax Financing Corp., Series C(1)                     0.000(8)   08/01/2032       28,059,150
     2,500,000  Puerto Rico Sales Tax Financing Corp., Series C(1)                     5.250      08/01/2041        2,220,250
     4,000,000  Puerto Rico Sales Tax Financing Corp., Series C(1)                     5.375      08/01/2036        3,671,320
    95,245,000  Puerto Rico Sales Tax Financing Corp., Series C(4)                     5.750      08/01/2057       95,573,647
     4,525,000  University of Puerto Rico(1)                                           5.000      06/01/2026        4,107,478
     5,280,000  University of Puerto Rico, Series P(1)                                 5.000      06/01/2030        4,612,186
    24,375,000  University of Puerto Rico, Series Q(1)                                 5.000      06/01/2030       21,292,050
    65,780,000  University of Puerto Rico, Series Q(1)                                 5.000      06/01/2036       53,768,572
     9,230,000  University of V.I., Series A(1)                                        5.375      06/01/2034        8,299,431
     2,040,000  University of V.I., Series A(1)                                        6.250      12/01/2029        1,885,674
     3,650,000  V.I. Government Refinery Facilities (Hovensa Coker)(1)                 6.500      07/01/2021        3,648,978
        10,000  V.I. HFA, Series A(1)                                                  6.450      03/01/2016           10,016
    18,720,000  V.I. Public Finance Authority (Gross Receipts Taxes Loan)(1)           5.000      10/01/2031       16,690,565
       550,000  V.I. Public Finance Authority (Gross Receipts Taxes Loan)(1)           5.000      10/01/2033          472,280
    22,733,000  V.I. Public Finance Authority (Hovensa Coker)(1)                       6.500      07/01/2021       22,134,440
    11,700,000  V.I. Public Finance Authority (Hovensa Refinery)(1)                    5.875      07/01/2022       10,796,526
     8,000,000  V.I. Public Finance Authority (Hovensa Refinery)(1)                    6.125      07/01/2022        7,537,200
       750,000  V.I. Public Finance Authority, Series A(1)                             5.250      10/01/2024          750,000
    11,100,000  V.I. Tobacco Settlement Financing Corp.                                7.300(3)   05/15/2035        1,250,304
                                                                                                              ---------------
                                                                                                                2,477,770,647
                                                                                                              ---------------
TOTAL INVESTMENTS, AT VALUE (COST $9,426,473,266)-115.5%                                                        8,023,618,981
LIABILITIES IN EXCESS OF OTHER ASSETS-(15.5)                                                                   (1,074,361,092)
                                                                                                              ---------------
NET ASSETS-100.0%                                                                                             $ 6,949,257,889
                                                                                                              ===============

FOOTNOTES TO STATEMENT OF INVESTMENTS

(1.) All or a portion of the security position has been segregated for collateral to cover borrowings.

(2.) This security is not accruing income because the issuer has missed an interest payment on it and/or is not anticipated to make future interest and/or principal payments. The rate shown is the original contractual interest rate. See accompanying Notes.

(3.) Zero coupon bond reflects effective yield on the date of purchase.

(4.) Security represents the underlying municipal bond on an inverse floating rate security. The bond was purchased by the Fund and subsequently transferred to a trust. See accompanying Notes.

(5.) Security is subject to a shortfall and forbearance agreement. See accompanying Notes.

(6.) Represents the current interest rate for a variable rate bond known as an "inverse floater." See accompanying Notes.

(7.) Subject to a forbearance agreement. Rate shown is current rate. See accompanying Notes.

(8.) Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

(9.) Represents the current interest rate for a variable or increasing rate security.


                         24 | Rochester Fund Municipals

ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS MARCH 31, 2011 (UNAUDITED)

VALUATION INPUTS

Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

     1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

     2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

     3) Level 3-significant unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset or liability).

The table below categorizes amounts as of March 31, 2011 based on valuation input level:

                              LEVEL 1--       LEVEL 2--           LEVEL 3--
                             UNADJUSTED   OTHER SIGNIFICANT      SIGNIFICANT
                           QUOTED PRICES  OBSERVABLE INPUTS  UNOBSERVABLE INPUTS       VALUE
                           -------------  -----------------  -------------------  --------------
ASSETS TABLE
INVESTMENTS, AT VALUE:
Municipal Bonds and Notes
   New York                     $--         $5,545,578,393         $269,941       $5,545,848,334
   U.S. Possessions              --          2,477,770,647               --        2,477,770,647
                                ---         --------------         --------       --------------
Total Assets                    $--         $8,023,349,040         $269,941       $8,023,618,981
                                ---         --------------         --------       --------------

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

SEE THE ACCOMPANYING NOTES FOR FURTHER DISCUSSION OF THE METHODS USED IN DETERMINING VALUE OF THE FUND'S INVESTMENTS, AND A SUMMARY OF CHANGES TO THE VALUATION METHODOLOGIES, IF ANY, DURING THE REPORTING PERIOD.

TO SIMPLIFY THE LISTINGS OF SECURITIES, ABBREVIATIONS ARE USED PER THE TABLE
BELOW:

ACDS     Assoc. for Children with Down Syndrome
ACLD     Adults and Children with Learning and Developmental Disabilities
ADD      Aid to the Developmentally Disabled
ALIA     Alliance of Long Island Agencies
ARC      Assoc. of Retarded Citizens
BUG      Brodelyn Union Gas
CCRC     Continuing Care Retirement Community
CFGA     Child and Family Guidance Assoc.
CHSLI    Catholic Health Services of Long Island
CNGCS    Central Nassau Guidance and Counseling Services
COP      Certificates of Participation
CRV      Crystal Run Village
CSMR     Community Services for the Mentally Retarded
DA       Dormitory Authority
DDI      Developmental Disabilities Institute
DRIVERS  Derivatives Inverse Tax Exempt Receipts
EDC      Economic Devel. Corp.
EFC      Environmental Facilities Corp.
ERDA     Energy Research and Devel. Authority
FREE     Family Residences and Essential Enterprises
GJSR     Gurwin Jewish Senior Residences
GO       General Obligation


                         25 | ROCHESTER FUND MUNICIPALS

ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS MARCH 31, 2011 (UNAUDITED)

GSHMC    Good Samaritan Hospital Medical Center
HDC      Housing Devel. Corp.
HFA      Housing Finance Agency
HFC      Housing Finance Corp.
HH       Harmony Heights, Inc.
HHS      Harmony Heights School
IDA      Industrial Devel. Agency
IGHL     Independent Group Home for Living
ITEMECF Industrial, Tourist, Educational, Medical and Environmental Community Facilities
JDAM     Julia Dyckman Andrus Memorial
JFK      John Fitzgerald Kennedy
L.I.     Long Island
LGSC     Local Government Services Corp.
LIHIA    Long Island Head Injury Assoc.
LILCO    Long Island Lighting Corp.
LVH      Little Village House
MCH      Maryhaven Center of Hope
MMC      Mercy Medical Center
MTA      Metropolitan Transportation Authority
NY/NJ    New York/New Jersey
NYC      New York City
NYS      New York State
NYU      New York University
PSCH     Professional Service Centers for the Handicapped, Inc.
RIBS     Residual Interest Bonds
ROLs     Residual Option Longs
Res Rec  Resource Recovery Facility
SCHRC    St. Charles Hospital and Rehabilitation Center
SCSB     Schuyler Community Services Board
SFH      St. Francis Hospital
SFTU     Services for the Underserved
SMCFS    St. Mary's Children and Family Services
SONYMA   State of New York Mortgage Agency
SUNY     State University of New York
TASC     Tobacco Settlement Asset-Backed Bonds
TFABs    Tobacco Flexible Amortization Bonds
UBF      University of Buffalo Foundation
UCPAGS   United Cerebral Palsy Assoc. of Greater Suffolk
UDC      Urban Devel. Corp.
UVBH     United Veteran's Beacon House
V.I.     United States Virgin Islands
WORCA    Working Organization for Retarded Children and Adults
YAI      Young Adult Institute
YMCA     Young Men's Christian Assoc.

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Unadjusted quoted prices in active markets for identical securities are classified as "Level 1," observable market inputs other than unadjusted quoted prices are classified as "Level 2" and significant unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability, are classified as "Level 3." The


                         26 | ROCHESTER FUND MUNICIPALS

ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS MARCH 31, 2011 (UNAUDITED)

inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund's investments under these levels of classification is included following the Statement of Investments.

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by portfolio pricing services approved by the Board of Trustees or dealers.

Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ(R) are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day's closing "bid" and "asked" prices, and if not, at the current day's closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company's net asset value per share.

U.S. domestic and international debt instruments (including corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and "money market-type" debt instruments with a remaining maturity in excess of sixty days are valued at the mean between the "bid" and "asked" prices utilizing price quotations obtained from independent pricing services or broker-dealers. Such prices are typically determined based upon information obtained from market participants including reported trade data, broker-dealer price quotations and inputs such as benchmark yields and issuer spreads from identical or similar securities.

"Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.

In the absence of a current price quotation obtained from an independent pricing service or broker-dealer, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of the securities' respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

In the absence of a current price quotation obtained from an independent pricing service or broker-dealer, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of the securities' respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

There have been no significant changes to the fair valuation methodologies of the Fund during the period.


                         27 | ROCHESTER FUND MUNICIPALS

ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS MARCH 31, 2011 (UNAUDITED)

SECURITIES ON A WHEN-ISSUED OR DELAYED DELIVERY BASIS. The Fund may purchase securities on a "when-issued" basis, and may purchase or sell securities on a "delayed delivery" basis. "When-issued" or "delayed delivery" refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

As of March 31, 2011, the Fund had sold securities issued on a when-issued or delayed delivery basis as follows:

                   WHEN-ISSUED OR
                  DELAYED DELIVERY
                 BASIS TRANSACTIONS
                 ------------------
Sold securities      $7,670,154

INVERSE FLOATING RATE SECURITIES. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Certain of these securities may be leveraged, whereby the interest rate varies inversely at a multiple of the change in short-term rates. As interest rates rise, inverse floaters produce less current income. The price of such securities is more volatile than comparable fixed rate securities. The Fund may expose up to 20% of its total assets to the effects of leverage from its investments in inverse floaters. The Fund's exposure to the effects of leverage from its investments in inverse floaters amount to $1,088,435,000 as of March 31, 2011.

Certain inverse floating rate securities are created when the Fund purchases and subsequently transfers a municipal bond security (the "municipal bond") to a broker dealer. The municipal bond is typically a fixed rate security. The broker dealer (the "sponsor") creates a trust (the "Trust") and deposits the municipal bond. The Trust issues short-term floating rate notes available to third parties and a residual interest in the municipal bond (referred to as an "inverse floating rate security") to the Fund. The terms of these inverse floating rate securities grant the Fund the right to require that the Trust issuing the inverse floating rate security compel a tender of the short-term floating rate notes to facilitate the Fund's repurchase of the underlying municipal bond. Following such a request, the Fund pays the sponsor the principal amount due to the holders of the short-term floating rate notes issued by the Trust and exchanges the inverse floating rate security for the underlying municipal bond. These transactions are considered secured borrowings for financial reporting purposes. As a result of such accounting treatments, the Fund includes the municipal bond position on its Statement of Investments (but does not separately include the inverse floating rate securities received). The Fund also includes the value of the municipal bond and a payable amount equal to the short-term floating rate notes issued by the Trust on its Statement of Assets and Liabilities in the annual and semiannual reports. The interest rates on these short-term floating rate notes reset periodically, usually weekly. The holders of these short-term floating rate notes have the option to tender their investment, to the sponsor or the Trust's liquidity provider, for redemption at par at each reset date. Income from the municipal bond position and the interest expense on the payable for the short-term floating rate notes issued by the Trust are recorded on the Fund's Statement of Operations in the annual and semiannual reports. At March 31, 2011, municipal bond holdings with a value of $1,669,987,612 shown on the Fund's Statement of Investments are held by such Trusts and serve as collateral for the $1,088,435,000 in short-term floating rate notes issued and outstanding at that date.

The Fund's investments in inverse floaters involve certain risks. The market value of an inverse floating rate security can be more volatile than that of a conventional fixed-rate bond having similar credit quality, maturity and redemption provisions. Typically, an inverse floating rate security tends to underperform fixed rate bonds when long-term interest rates are rising but tends to outperform fixed rate bonds when long-term interest rates are stable or falling. An inverse floating rate security entails a degree of leverage because the trust issues short-term securities in a ratio to the inverse floating rate security with the underlying long-term bond providing collateral for the obligation to pay the principal value of the short-term securities if and when they are tendered. If the Fund has created the inverse floater by depositing a long-term bond into a trust, it may be required to provide additional collateral for the short-term securities if the value of the underlying bond deposited in the trust falls.


                         28 | ROCHESTER FUND MUNICIPALS

ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS MARCH 31, 2011 (UNAUDITED)

At March 31, 2011, the Fund's residual exposure to these types of inverse floating rate securities were as follows:

 PRINCIPAL                                                             COUPON   MATURITY
   AMOUNT    INVERSE FLOATER(1)                                       RATE (2)    DATE        VALUE
-----------  ------------------------------------------------------  ---------  --------  ------------
$13,640,000  NY Austin Trust Various States Inverse Certificates     13.554%      6/1/32  $ 13,698,380
  8,935,000  NY Austin Trust Various States Inverse Certificates     13.457       6/1/27     9,098,242
 23,960,000  NY Austin Trust Various States Inverse Certificates      7.842      11/1/38    20,353,781
 16,400,000  NY Austin Trust Various States Inverse Certificates     11.616       7/1/48    15,126,212
 31,175,000  NY Liberty Devel. Corp. (One Bryant Park) ROLs(3)       10.570      1/15/46    30,094,475
  7,500,000  NY Liberty Devel. Corp. ROLs(3)                          0.000(4)   1/15/44     6,142,800
 10,770,000  NY MTA ROLs(3)                                          16.260     11/15/30     8,938,023
  6,615,000  NY Triborough Bridge & Tunnel Authority ROLs(3)         17.429       1/1/27     6,710,256
 15,660,000  NY/NJ Port Authority Austin Trust Inverse Certificates   7.372      12/1/27    14,111,696
  7,700,000  NY/NJ Port Authority Austin Trust Inverse Certificates   6.953      12/1/34     6,266,953
 23,955,000  NY/NJ Port Authority Austin Trust Inverse Certificates   9.113      10/1/30    22,990,572
  5,605,000  NYC GO DRIVERS                                           8.431      12/1/33     5,462,745
  5,460,000  NYC GO DRIVERS                                           7.724       8/1/30     5,486,645
  2,430,000  NYC GO DRIVERS                                           8.481       8/1/35     2,321,719
  5,745,000  NYC GO DRIVERS                                           8.480       3/1/35     5,491,703
  5,000,000  NYC GO ROLs                                             18.702       3/1/21     6,918,800
  3,490,000  NYC HDC (Multifamily Hsg.) DRIVERS                      12.691      11/1/42     3,510,102
    920,000  NYC HDC (Multifamily Hsg.) DRIVERS                      10.911      11/1/26       870,679
    810,000  NYC HDC (Multifamily Hsg.) DRIVERS                      11.228      11/1/27       770,658
  1,000,000  NYC HDC (Multifamily Hsg.) DRIVERS                      11.272      11/1/32       861,280
  1,165,000  NYC HDC (Multifamily Hsg.) DRIVERS                      10.961      11/1/37       887,916
  1,560,000  NYC HDC (Multifamily Hsg.) DRIVERS                      11.088      11/1/39     1,160,796
  2,790,000  NYC HDC (Multifamily Hsg.) DRIVERS                      11.266       5/1/40     2,210,712
    775,000  NYC HDC (Multifamily Hsg.) DRIVERS(3)                   16.243      11/1/34       799,986
    710,000  NYC HDC (Multifamily Hsg.) DRIVERS(3)                   16.466      11/1/39       757,911
  2,730,000  NYC HDC (Multifamily Hsg.) DRIVERS(3)                   16.971      11/1/46     2,801,744
  2,680,000  NYC HDC (Multifamily Hsg.) DRIVERS                      11.460      11/1/40     2,206,364
  3,955,000  NYC HDC (Multifamily Hsg.) ROLs(3)                      13.520      11/1/30     3,990,120
 11,905,000  NYC Hsg. Devel. Corp. (Multifamily Hsg.) ROLs(3)        10.715       5/1/49    10,299,611
  4,935,000  NYC Municipal Water Finance Authority ROLs              15.071      6/15/39     4,281,803
  8,205,000  NYS DA (Memorial Sloan-Kettering) DRIVERS                8.480       7/1/35     7,631,553
  5,265,000  NYS DA (Vassar College) DRIVERS                          8.478       7/1/46     4,824,214
  3,410,000  NYS HFA ROLs(3)                                         12.348      11/1/45     2,906,786
  3,750,000  Port Authority NY/NJ ROLs(3)                            18.087      9/15/28     4,353,750
  4,895,000  Port Authority NY/NJ, 11588th Series ROLs               13.754     10/15/27     4,302,754
  3,580,000  Port Authority NY/NJ, 11588th Series ROLs               12.959     10/15/28     2,595,070
  5,500,000  Port Authority NY/NJ, 11588th Series ROLs               13.761     10/15/32     4,356,550
  9,090,000  Port Authority NY/NJ, 11589th Series ROLs               10.197       9/1/29     6,648,244
 11,880,000  Port Authority NY/NJ, 136th Series DRIVERS               6.877      11/1/28    12,064,378
 11,430,000  Port Authority NY/NJ, 136th Series DRIVERS               8.498      11/1/29    11,726,723
 11,015,000  Port Authority NY/NJ, 136th Series DRIVERS              11.266       5/1/34    10,184,249
 13,000,000  Port Authority NY/NJ, 138th Series DRIVERS               7.201      12/1/34    10,934,560
 24,005,000  Port Authority NY/NJ, 151st Series DRIVERS              12.898      3/15/35    25,406,412


                         29 | ROCHESTER FUND MUNICIPALS

ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS MARCH 31, 2011 (UNAUDITED)

  4,570,000  Port Authority NY/NJ, 152nd Series DRIVERS              11.605       5/1/38     3,987,188
 20,000,000  Port Authority NY/NJ, 3090th Series DRIVERS              8.077      11/1/35    18,790,000
  7,500,000  Port Authority NY/NJ, 3114th Series DRIVERS             12.916      11/1/30     8,237,775
 30,970,000  Port Authority NY/NJ, 3114th Series DRIVERS              8.077      11/1/35    29,096,315
  3,335,000  Port Authority NY/NJ, 3115th Series DRIVERS             12.910      3/15/35     3,529,697
  7,500,000  Port Authority NY/NJ, 3249th Series ROLs(3)              9.816      7/15/36     7,595,850
 25,330,000  Port Authority NY/NJ, 37th Series DRIVERS                8.067      7/15/34    24,888,751
  4,750,000  Puerto Rico Aqueduct & Sewer Authority ROLs(3)          14.925       7/1/47     2,679,570
 15,000,000  Puerto Rico Aqueduct & Sewer Authority ROLs              9.472       7/1/47    11,730,900
 74,115,000  Puerto Rico Sales Tax Financing Corp. ROLs(3)           18.551       8/1/57    54,415,233
 23,815,000  Puerto Rico Sales Tax Financing Corp. ROLs(3)           17.365       8/1/57    24,143,647
 18,135,000  SONYMA ROLs(3)                                           7.615      10/1/34    15,952,453
  5,405,000  SONYMA ROLs(3)                                          14.163       4/1/29     5,331,222
  3,185,000  SONYMA ROLs(3)                                          14.243       4/1/29     3,032,693
  3,490,000  SONYMA ROLs(3)                                          14.542       4/1/29     3,442,362
  7,635,000  SONYMA ROLs(3)                                          14.127       4/1/34     6,156,253
  7,965,000  SONYMA ROLs(3)                                          14.260      10/1/28     7,758,069
  3,175,000  SONYMA ROLs(3)                                          13.491      10/1/26     2,910,681
  5,675,000  SONYMA ROLs(3)                                           8.995      10/1/37     4,483,931
 11,505,000  SONYMA ROLs(3)                                           8.607      10/1/31     9,416,612
 10,590,000  SONYMA ROLs(3)                                           8.703      10/1/37     7,572,909
  1,685,000  SONYMA, Series 145 DRIVERS                              11.232      10/1/37     1,355,465
    650,000  SONYMA, Series 148 DRIVERS                              11.343      10/1/27       617,045
  2,125,000  SONYMA, Series 148 DRIVERS                              11.439      10/1/32     1,870,064
                                                                                          ------------
                                                                                          $581,552,612
                                                                                          ============

(1.) For a list of abbreviations used in the Inverse Floater table see the Portfolio Abbreviations table on pages 25-26 of the Statement of Investments.

(2.) Represents the current interest rate for a variable rate bond known as an "inverse floater."

(3.) Security is subject to a shortfall and forbearance agreement.

(4.) The inverse floater was created on a when-issued or delayed delivery basis.
     Therefore, the interest rate will be determined upon settlement.

The Fund enters into shortfall and forbearance agreements with the sponsors of certain inverse floaters held by the Fund. These agreements commit the Fund to reimburse the sponsor of the inverse floater, in certain circumstances, for the amount of the difference between the liquidation value of the underlying security (which is the basis of the inverse floater) and the principal amount due to the holders of the short-term floating rate notes issued by the Trust in conjunction with the inverse floating rate security. Under the standard terms of an inverse floating rate security, absent such a shortfall and forbearance agreement, the Fund would not be required to make such a reimbursement. The Manager monitors the Fund's potential exposure with respect to these agreements on a daily basis and intends to take action to terminate the Fund's investment in such inverse floating rate securities, if it deems it appropriate to do so. As of March 31, 2011, in addition to the exposure detailed in the preceding table, the Fund's maximum exposure under such agreements is estimated at $591,050,000.

CREDIT RISK. The Fund invests in high-yield, non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Fund may acquire securities that have missed an interest payment, and is not obligated to dispose of securities whose issuers or underlying obligors subsequently miss an interest payment. Information concerning securities not accruing interest as of March 31, 2011 is as follows:


                         30 | ROCHESTER FUND MUNICIPALS

ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS MARCH 31, 2011 (UNAUDITED)

Cost                               $10,034,634
Market Value                       $ 6,636,537
Market Value as a % of Net Assets         0.10%

The Fund has entered into forbearance agreements with certain obligors under which the Fund has agreed to temporarily forego receipt of the original principal or coupon interest rates. As of March 31, 2011, securities with an aggregate market value of $1,090,354, representing 0.02% of the Fund's net assets, were subject to these forbearance agreements. Interest payments of $37,394 are contractually owed to the Fund with respect to these securities and will not be collected under these forbearance agreements.

CONCENTRATION RISK. There are certain risks arising from geographic concentration in any state, commonwealth or territory. Certain economic, regulatory or political developments occurring in the state, commonwealth or territory may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

FEDERAL TAXES. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of March 31, 2011 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities  $ 8,378,563,339(1)
                                ===============
Gross unrealized appreciation   $    93,310,691
Gross unrealized depreciation    (1,560,247,757)
                                ---------------
Net unrealized depreciation     $(1,466,937,066)
                                ===============

(1.) The Federal tax cost of securities does not include cost of $1,111,992,708, which has otherwise been recognized for financial reporting purposes, related to bonds placed into trusts in conjunction with certain investment transactions. See the Inverse Floating Rate Securities note.


                         31 | ROCHESTER FUND MUNICIPALS

ITEM 2. CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 03/31/2011, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934
          (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
          (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

     (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Rochester Fund Municipals


By: /s/ William F. Glavin, Jr.
    ------------------------------------
    William F. Glavin, Jr.
    Principal Executive Officer

Date: 05/10/2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ William F. Glavin, Jr.
    ------------------------------------
    William F. Glavin, Jr.
    Principal Executive Officer

Date: 05/10/2011


By: /s/ Brian W. Wixted
    ------------------------------------
    Brian W. Wixted
    Principal Financial Officer

Date: 05/10/2011